UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2012

Courtney R. Taylor

Capital Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Annual

report

October 31, 2012

Capital Core Municipal Fund

Capital Short-Term Municipal Fund

Capital California Core Municipal Fund

Capital California Short-Term Municipal Fund

Capital Core Bond Fund

Capital Global Equity Fund

Capital Non-U.S. Equity Fund

Capital U.S. Equity Fund

Capital Private Client Services Funds
Investment Adviser’s Report
October 31, 2012 (unaudited)

Dear Shareholder:

Financial markets around the world posted strong gains over the past 12 months, despite lingering uncertainties surrounding such macroeconomic issues as the outlook for U.S. economic growth, slowing demand from China, and ongoing efforts to resolve the European sovereign debt crisis.

Accommodative monetary policies also had a positive influence—particularly in the latter half of the period. The launch of a third round of quantitative easing by the U.S. Federal Reserve was accompanied by a commitment to keep interest rates low in the U.S. for an extended period of time. This helped to mitigate concerns about the sluggish pace of the recovery, while buoying hopes that the housing market would gain renewed strength. At the same time, the European Central Bank’s decision to buy an unlimited quantity of short-term government bonds eased fears that struggling countries would be forced to exit the European Union.

Although these developments served to quell at least some investor anxieties, a number of risks remain. The ECB’s plan represents a step in the right direction, but the long-term viability of the Eurozone still depends on comprehensive growth initiatives and a commitment to greater fiscal integration from European leaders. What’s more, as we write this letter, the U.S. is still poised to hit a massive fiscal cliff at the end of the calendar year absent legislative intervention, heightening the likelihood of increased volatility leading up to, and perhaps extending beyond, the ultimate resolution.

Despite these uncertainties, equities did well over 12 months ending October 31, 2012, while demand for fixed-income securities also remained robust. The ongoing search for better yields in today’s low-interest-rate environment has particularly benefited U.S. corporate high-yield bonds, although the entire fixed-income market advanced.

Below is a more detailed discussion regarding the investment results of each of the Capital Private Client Services Funds during the covered reporting period:

Equity Commentary

Over the past year, The Capital U.S. Equity Fund rose 10.8%, along with the upward trending overall market. While this result was solid in absolute terms, it lagged the 15.2% return of the Standard & Poor’s 500 Index, largely due to a combination of the fund’s higher cash level and lower relative weighting in telecommunications, utilities and financial stocks, three of the best performing sectors in the index. The Capital Non-U.S. Equity Fund exceeded its benchmark, advancing 7.9% compared to 4.6% for the MSCI EAFE Index. The Capital Global Equity Fund was relatively in line with its benchmark, gaining 9.2% compared to the 9.5% rise for the MSCI World Index.

Portfolio managers took advantage of market fluctuations to make selective changes in the funds. For instance, holdings of Gilead Sciences were increased in the Capital U.S. Equity and Capital Global Equity Funds, reflecting a belief that aging populations are creating a greater need for better and more affordable health care options. Gilead, a leading pharmaceutical company, has been an important contributor to results. The company has received encouraging news as it progresses through clinical trials with its Hepatitis C therapy. Should it get approval, which could come in the next few months, the company is well positioned to become the dominant force in treatment for this disease. Additionally, Gilead is expected to reap continued benefits from its HIV franchise, which has grown at a rapid rate for a number of years.

CME Group, a financial derivatives exchange operator that provides the widest range of benchmark futures and options contracts available on any trading platform, was another addition to both funds. The company is attractively valued, appears to be on the cusp of a volume recovery and has strong prospects for free-cash-flow generation. In the Capital Non-U.S. Equity Fund, holdings of Assa Abloy, a Swedish company that specializes in electronic security solutions, and energy-management company Schneider Electric were increased. Exposure to these companies is the result of portfolio manager interest in the industrial sector where there are attractively-valued companies with cash-rich balance sheets and streamlined operations. We believe such businesses are well-positioned for an eventual pick-up in economic activity.

Capital Private Client Services Funds
Investment Adviser’s Report
October 31, 2012 (unaudited)

Mining company Barrick Gold, which has been hurt by lower metal prices and rising costs, detracted from the results of all three funds. Allegheny Technologies, a specialty metals producer, also had a negative impact on the Capital U.S. Equity and Capital Global Equity Funds. Prices of the company’s core product, stainless steel, weakened amid sluggish global growth. Delayed production of Boeing’s Dreamliner aircraft, which features specialty titanium from Allegheny, also pressured shares.

Fixed-Income Commentary

The uncertain environment broadly helped fixed-income securities over the past 12 months. Investors ventured further out on the credit spectrum, and securities perceived as holding higher risk outperformed so-called safe-haven assets. The Federal Reserve’s decision to purchase agency mortgage-backed bonds fueled a rally in these securities benefiting our taxable accounts, which get roughly 20% of their duration from mortgage-backed securities.

The Capital Core Bond, Capital Core Municipal, Capital Short-Term Municipal, Capital California Core Municipal and Capital California Short-Term Municipal funds all rose during the period, up 3.9%, 5.5%, 2.6%, 6.0% and 3.0%, respectively. Each of these funds also outpaced their individual benchmarks.

Municipal bonds did well despite recent well-publicized bankruptcies by some high-profile U.S. cities. These cases affirmed our long-standing belief that extensive research and exhaustive analysis are the most effective protection against troubled issuers. In the municipal funds, we continue to favor revenue-backed bonds with easily identifiable revenue sources.

Stimulative measures from the Federal Reserve could increase inflationary pressures, though most members of your portfolio management team believe there is sufficient unused capacity in the economy for inflation to remain low in the near term. Nevertheless, managers are vigilant in monitoring the macroeconomic picture in an effort to position the portfolio to withstand an increase in interest rates.

We will continue to construct portfolios in a manner that focuses on capital preservation and risk mitigation. As a hedge against unexpected inflation, managers have increased holdings of Treasury Inflation-Protected Securities in the municipal funds. In the Capital Core Bond Fund managers boosted positions in mortgage-backed securities, which are expected to continue to benefit from the Fed’s latest quantitative easing measures.

As ever, your portfolio management team will continue to closely monitor the yield curve, actively managing credit exposure and carefully controlling duration in an effort to generate return at a modest risk level.

We appreciate the continued trust and confidence you have placed in us to manage your assets. We look forward to reporting to you again in six months.

Sincerely yours,

John B. Emerson	Shelby Notkin	John R. Queen
President	Equity Portfolio Manager	Fixed-Income Portfolio Manager

Capital Core Municipal Fund
October 31, 2012

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2012, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

Capital Core Municipal Fund

Schedule of Investments

at October 31, 2012

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 97.80%
Alabama - 2.82%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$1,230	$1,497	0.51%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,111	0.38
5.00%, 05/01/17	1,000	1,182	0.41
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,080	0.71
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,190	0.75
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	174	0.06

		8,234	2.82

Alaska - 0.36%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	1,000	1,058	0.36

		1,058	0.36

Arizona - 3.62%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 1.06%, 02/01/42[1]	140	139	0.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	217	0.08
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,159	0.40
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,145	0.39
5.00%, 07/01/20	2,800	3,431	1.17
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	153	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,119	0.38
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,207	1.10

		10,570	3.62

California - 7.69%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,514	0.52
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,088	0.37
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	114	0.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/20	1,200	1,413	0.48
5.00%, 04/01/21	1,250	1,572	0.54
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	144	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	906	0.31
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.71%, 04/01/38[1]	1,250	1,253	0.43
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.71%, 04/01/38[1]	1,700	1,705	0.58
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,380	0.81
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,250	0.43

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	$100	$117	0.04%
City of Irvine, Special Assessment Ref. Bonds, 4.00%, 09/02/17	1,215	1,360	0.46
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.56%, 06/01/25[1]	930	930	0.32
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	735	0.25
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	108	0.04
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.871%, 07/01/19[1]	100	91	0.03
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	633	0.22
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	200	0.07
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	681	0.23
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,830	0.63
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	111	0.04
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,594	0.55
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	124	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	320	392	0.13
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	231	0.08

		22,481	7.69

Colorado - 2.88%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	231	0.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	345	0.12
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	157	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	136	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,319	0.79
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,173	0.40
State of Colorado, Cash Flow Mgmt. Misc. Rev. Notes, Series A:
2.00%, 06/27/13	2,400	2,428	0.83
2.50%, 06/27/13	1,600	1,624	0.56

		8,413	2.88

District of Columbia - 2.31%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.81%, 12/01/15[1]	1,250	1,250	0.43
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.69%, 10/01/44[1]	2,475	2,475	0.85
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,813	0.96

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
District of Columbia—continued
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	$200	$222	0.07%

		6,760	2.31

Florida - 13.26%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	713	0.24
5.00%, 06/01/20	1,100	1,283	0.44
5.25%, 06/01/17	3,100	3,549	1.21
6.00%, 06/01/16	300	347	0.12
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	1,500	1,742	0.60
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,180	0.40
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	121	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	113	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,206	0.41
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,383	0.47
5.00%, 11/15/17	2,000	2,358	0.81
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	104	0.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,284	0.44
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	310	0.11
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	115	0.04
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,157	0.40
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	880	946	0.32
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,260	1,359	0.47
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	645	702	0.24
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	161	0.06
5.00%, 07/01/15	1,435	1,593	0.55
5.00%, 07/01/16	2,100	2,381	0.81
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	735	0.25
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	587	0.20
5.00%, 07/01/16	2,000	2,317	0.79
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,736	0.59
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,075	0.37
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	103	0.04
5.00%, 01/15/20	300	365	0.13
5.00%, 01/15/23	300	354	0.12

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	$200	$208	0.07%
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	215	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	211	0.07
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,502	0.51
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	446	0.15
3.00%, 07/01/16	2,050	2,173	0.74
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	108	0.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,198	0.41
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	480	0.16
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	309	0.11
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	527	0.18

		38,756	13.26

Georgia - 3.65%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/38[1]	1,100	1,107	0.38
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	358	0.12
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,452	0.50
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,304	0.79
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	229	0.08
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	1,100	1,266	0.43
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	487	0.17
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	113	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,226	0.42
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series GG, 5.00%, 01/01/19	700	845	0.29
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	612	0.21
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	104	0.03
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	560	0.19

		10,663	3.65

Hawaii - 1.08%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	752	0.26
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,568	0.53
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	838	0.29

		3,158	1.08

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Illinois - 7.75%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	$100	$109	0.04%
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,865	0.64
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,874	0.64
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,197	0.41
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,153	0.39
County of Cook, G.O. Prop. Tax Ref. Bonds, Series A, 5.25%, 11/15/22	2,000	2,398	0.82
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	221	0.08
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	305	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/22[1]	170	179	0.06
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	112	0.04
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	70	70	0.02
4.10%, 07/01/13	245	249	0.08
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,087	0.37
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,128	0.73
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured), 5.375%, 06/01/13	100	103	0.04
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,170	0.40
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,503	0.86
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,439	0.49
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	2,007	0.69
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,358	0.81
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	112	0.04

		22,639	7.75

Indiana - 1.52%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	115	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,561	0.53
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,402	0.48
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,194	0.41
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	167	0.06

		4,439	1.52

Iowa - 0.13%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	376	0.13

		376	0.13

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Kansas - 0.04%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	$100	$113	0.04%

		113	0.04

Kentucky - 0.59%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.945%, 05/01/20[1]	730	726	0.25
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	935	1,002	0.34

		1,728	0.59

Louisiana - 0.55%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	339	0.12
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	265	0.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.96%, 05/01/43[1]	1,000	1,002	0.34

		1,606	0.55

Maryland - 0.03%
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	101	0.03

		101	0.03

Massachusetts - 2.15%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	185	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	112	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,124	0.38
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,075	0.37
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,370	0.47
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	123	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,233	0.42
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/39[1]	100	102	0.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	835	841	0.29
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	108	0.04

		6,273	2.15

Michigan - 3.99%
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,646	0.56
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Michigan—continued
5.00%, 01/01/18	$2,000	$2,415	0.83%
5.00%, 01/01/21	700	854	0.29
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	103	0.04
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,792	0.61
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,432	0.49
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	307	0.10
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	173	0.06
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	217	0.07
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	725	863	0.30
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,760	0.60
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	115	0.04

		11,677	3.99

Minnesota - 0.97%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	925	993	0.34
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	800	855	0.29
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	1,000	1,001	0.34

		2,849	0.97

Mississippi - 0.83%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	2,220	2,425	0.83

		2,425	0.83

Missouri - 0.14%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	78	0.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	208	0.07
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	124	0.04

		410	0.14

Nebraska - 0.40%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,174	0.40

		1,174	0.40

Nevada - 1.96%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	113	0.04

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Nevada—continued
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	$325	$372	0.13%
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,626	0.55
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,290	0.78
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,340	0.46

		5,741	1.96

New Hampshire - 0.21%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	616	0.21

		616	0.21

New Jersey - 4.34%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,265	0.43
5.00%, 11/01/21	200	255	0.09
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,100	0.38
5.00%, 12/15/17	2,000	2,389	0.82
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.11%, 02/01/17[1]	1,025	1,027	0.35
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	108	0.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	105	0.04
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,118	0.38
5.00%, 12/01/17	1,420	1,646	0.56
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	556	0.19
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	826	0.28
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,293	0.78

		12,688	4.34

New Mexico - 0.24%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.023%, 12/01/28[1]	700	696	0.24

		696	0.24

New York - 8.71%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,384	0.82
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	113	0.04
Erie County Ind. Dev. Agcy., Lease Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 05/01/20	1,000	1,227	0.42
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,334	0.46

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New York—continued
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	$1,830	$2,088	0.71%
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.21%, 11/01/20[1]	2,000	2,000	0.68
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,225	0.42
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series E, 4.00%, 11/15/19	1,500	1,732	0.59
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,319	0.79
New York City Transitional Fin. Auth. Building Aid Rev., Public Imps. Income Tax Rev. Bonds, Series S-1, 5.00%, 07/15/20	865	1,073	0.37
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	122	0.04
New York City Trust For Cultural Res. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,263	0.43
New York Muni. Bond Bank Agcy., Misc. Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 12/01/20	2,000	2,487	0.85
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	216	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	573	0.20
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	1,150	1,166	0.40
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,178	0.40
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	734	787	0.27
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,183	0.75

		25,470	8.71

North Carolina - 1.48%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	124	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	493	0.17
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	206	0.07
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	3,063	1.05
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	101	0.03
5.00%, 03/01/17	300	354	0.12

		4,341	1.48

North Dakota - 0.22%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	600	648	0.22

		648	0.22

Ohio - 4.39%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,424	0.49
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,147	0.39
County of Allen, Lease Rev. Ref. Bonds, Series B:

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Ohio—continued
5.00%, 09/01/18	$1,000	$1,190	0.41%
5.00%, 09/01/19	2,000	2,402	0.82
5.00%, 09/01/20	1,030	1,239	0.42
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	700	818	0.28
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,123	0.39
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,195	0.41
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,791	0.61
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	507	0.17

		12,836	4.39

Oklahoma - 0.08%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	225	0.08

		225	0.08

Pennsylvania - 2.75%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,323	1.14
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	222	0.08
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,784	0.61
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	212	0.07
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,925	0.66
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/31[1]	300	313	0.11
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	245	0.08

		8,024	2.75

Puerto Rico - 0.04%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	103	0.04

		103	0.04

South Carolina - 1.48%
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	304	0.10
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/01/18	1,025	1,173	0.40
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,165	1,266	0.43
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,478	0.51

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
South Carolina—continued
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	$100	$109	0.04%

		4,330	1.48

Tennessee - 1.25%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	137	0.05
5.00%, 12/01/18	100	123	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.81%, 10/01/38[1]	1,400	1,400	0.48
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, 4.50%, 07/01/37	985	1,086	0.37
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	845	909	0.31

		3,655	1.25

Texas - 8.45%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	1,000	1,217	0.42
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	166	0.06
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.96%, 05/15/34[1]	1,400	1,406	0.48
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,847	0.63
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,362	0.81
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	101	0.03
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	117	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	108	0.04
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,874	0.64
4.00%, 12/01/16	955	1,083	0.37
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	114	0.04
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,102	0.38
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,172	0.40
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	534	0.18
5.00%, 11/15/18	275	336	0.11
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.30%, 07/01/31[1]	275	275	0.09
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	111	0.04
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 05/15/18	1,000	1,197	0.41
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	110	0.04
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 01/01/22	1,000	1,217	0.42

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	$1,200	$1,207	0.41%
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	121	0.04
6.00%, 01/01/21	100	120	0.04
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	101	0.03
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.50%, 08/30/13	2,000	2,038	0.70
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	102	0.03
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	105	0.04
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	105	0.04
5.00%, 08/15/23	350	391	0.13
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,711	0.59
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	220	222	0.08
Texas Tech Univ., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/25	900	1,092	0.37
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	713	0.24
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	104	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	108	0.04

		24,689	8.45

Utah - 0.11%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	108	0.04
5.00%, 07/01/16	200	215	0.07

		323	0.11

Virginia - 0.50%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	750	827	0.28
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	242	0.08
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	296	0.10
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	103	0.04

		1,468	0.50

Washington - 3.57%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,204	0.75
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	115	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	500	560	0.19
5.00%, 07/01/17	1,000	1,192	0.41

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Washington—continued
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	$1,650	$1,967	0.67%
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	175	0.06
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,723	0.59
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	115	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	106	0.04
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	954	0.33
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,327	0.45

		10,438	3.57

Wisconsin - 1.26%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,350	0.46
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured), 5.00%, 05/01/18	700	847	0.29
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	115	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,370	0.47

		3,682	1.26

Total bonds & notes (cost: $271,461,508)		285,876	97.80

Short-term securities - 2.52%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.26%, 11/01/26[1]	1,400	1,400	0.48
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series F, 0.23%, 01/01/42[1]	1,550	1,550	0.53
County of Allen, Health Care Facs. Imps. Rev. Bonds, Series B, 0.23%, 10/01/31[1]	1,960	1,960	0.67
Gulf Coast Waste Disposal Auth., Ind. Rev. Ref. Bonds, 0.22%, 06/01/20[1]	400	400	0.14
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.23%, 12/01/30[1]	1,150	1,150	0.39
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.30%, 07/01/38[1]	895	895	0.31

Total Short-term securities (cost: $7,355,000)		7,355	2.52

Total investment securities (cost: $278,816,508)		293,231	100.32
Other assets less liabilities		(938)	(0.32)

Net assets		$292,293	100.00%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate market value of these securities amounted to $786,888, representing 0.27% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation

Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Short-Term Municipal Fund
October 31, 2012

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2012, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

Capital Short-Term Municipal Fund

Schedule of Investments

at October 31, 2012

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.37%
Alabama - 1.78%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,111	0.90%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,095	0.88

		2,206	1.78

Arizona - 1.26%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	408	0.33
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	217	0.17
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	299	0.24
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	638	0.52

		1,562	1.26

California - 6.47%
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	587	0.47
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	467	0.38
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.71%, 04/01/38[1]	1,000	1,003	0.81
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.71%, 04/01/38[1]	1,000	1,003	0.81
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,000	1,220	0.98
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	679	0.55
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.56%, 06/01/25[1]	465	465	0.37
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	336	0.27
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	493	0.40
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	192	0.15
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	430	0.35
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,153	0.93

		8,028	6.47

Colorado - 6.79%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	100	0.08
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	467	0.38
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 07/01/39[1]	1,000	1,090	0.88
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 01/01/15	1,000	1,094	0.88

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	$500	$549	0.44%
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,064	0.86
State of Colorado, Cash Flow Mgmt. Misc. Rev. Notes, Series A:
2.00%, 06/27/13	2,400	2,429	1.96
2.50%, 06/27/13	1,600	1,624	1.31

		8,417	6.79

Connecticut - 0.38%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	472	0.38

		472	0.38

District of Columbia - 3.64%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	109	0.09
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.81%, 12/01/15[1]	1,000	1,000	0.81
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.69%, 10/01/44[1]	2,100	2,100	1.69
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,204	0.97
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	103	0.08

		4,516	3.64

Florida - 10.53%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	1,790	2,010	1.62
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	639	0.52
City of Lakeland, Energy Res. Auth. Rev. Ref. Bonds, 1.31%, 10/01/14[1]	600	607	0.49
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	843	0.68
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	248	0.20
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,459	1.18
5.00%, 10/01/17	450	539	0.43
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A (Mandatory Put 05/01/14 @ 100), 5.00%, 05/01/31[1]	1,000	1,062	0.86
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	615	664	0.54
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	345	376	0.30
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,610	1.30
5.00%, 07/01/16	190	216	0.17
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	339	0.27
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	615	0.50
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,075	0.87

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	$100	$103	0.08%
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	104	0.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	543	0.44

		13,052	10.53

Georgia - 1.20%
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	581	0.47
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	600	691	0.56
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	214	0.17

		1,486	1.20

Guam - 0.55%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	681	0.55

		681	0.55

Hawaii - 1.06%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	109	0.09
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,207	0.97

		1,316	1.06

Illinois - 7.62%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,096	0.88
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/34[1]	450	484	0.39
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	352	0.28
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	361	0.29
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,510	1.22
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,049	0.85
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	764	0.62
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	103	0.08
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,109	0.90
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,141	0.92
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,478	1.19

		9,447	7.62

Indiana - 1.11%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	671	0.54
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	225	0.18

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	$405	$485	0.39%

		1,381	1.11

Kansas - 0.18%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	226	0.18

		226	0.18

Kentucky - 1.81%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.945%, 05/01/20[1]	810	806	0.65
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	330	354	0.28
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,089	0.88

		2,249	1.81

Louisiana - 1.95%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,675	1,807	1.46
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	105	0.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.96%, 05/01/43[1]	500	501	0.40

		2,413	1.95

Massachusetts - 1.56%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	108	0.09
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	693	0.56
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	678	0.54
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	110	0.09
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	235	237	0.19
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	108	0.09

		1,934	1.56

Michigan - 3.42%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,165	0.94
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	512	0.41
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,125	0.91
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	356	0.29

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Michigan—continued
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	$1,000	$1,087	0.87%

		4,245	3.42

Minnesota - 0.91%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	400	428	0.34
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	706	0.57

		1,134	0.91

Missouri - 0.60%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	685	741	0.60

		741	0.60

Nevada - 2.01%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	343	0.28
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,149	1.73

		2,492	2.01

New Hampshire - 0.58%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	717	0.58

		717	0.58

New Jersey - 6.10%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	679	0.55
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,165	0.94
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.79%, 02/01/15[1]	525	525	0.42
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.11%, 02/01/17[1]	1,000	1,002	0.81
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	108	0.09
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	524	0.42
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,075	0.87
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	559	0.45
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	333	0.27
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	444	0.36
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,147	0.92

		7,561	6.10

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Mexico - 0.55%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.023%, 12/01/28[1]	$690	$686	0.55%

		686	0.55

New York - 5.94%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,175	0.95
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,141	0.92
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.11%, 11/01/18[1]	1,000	1,003	0.81
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series F, 5.00%, 11/15/18	500	604	0.49
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	452	0.36
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	592	0.48
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	205	0.16
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	355	0.29
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	343	367	0.29
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,471	1.19

		7,365	5.94

North Carolina - 1.09%
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	151	0.12
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	594	0.48
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	608	0.49

		1,353	1.09

North Dakota - 0.22%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	250	270	0.22

		270	0.22

Ohio - 3.39%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,847	1.49
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,076	0.87
5.00%, 09/01/15	500	557	0.45
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	665	720	0.58

		4,200	3.39

Oklahoma - 0.48%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	133	0.11

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Oklahoma—continued
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.96%, 01/01/23[1]	$465	$466	0.37%

		599	0.48

Pennsylvania - 2.65%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,108	0.89
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	836	0.68
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	239	0.19
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,103	0.89

		3,286	2.65

South Carolina - 1.10%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	700	761	0.61
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	493	0.40
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	109	0.09

		1,363	1.10

Tennessee - 1.09%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	109	0.09
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.81%, 10/01/38[1]	700	700	0.56
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, 4.50%, 07/01/37	495	546	0.44

		1,355	1.09

Texas - 9.88%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	202	0.16
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,145	0.92
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.96%, 05/15/34[1]	600	602	0.49
City of Houston, Util. System Rev. Bonds (Mandatory Put 08/01/16 @ 100), 0.81%, 05/15/34[1]	1,000	1,000	0.81
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	104	0.08
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.80%, 08/15/21[1]	1,000	1,000	0.81
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	242	0.20
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.30%, 07/01/31[1]	200	200	0.16
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 05/15/15	500	555	0.45
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.00%, 01/01/38[1]	500	503	0.40

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	$100	$106	0.09%
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.50%, 08/30/13	1,000	1,019	0.82
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	708	0.57
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	354	0.28
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	485	531	0.43
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,077	0.87
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	70	71	0.06
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	204	0.16
5.00%, 03/15/15	715	791	0.64
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	545	0.44
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	253	0.20
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,038	0.84

		12,250	9.88

Washington - 7.05%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	547	0.44
5.00%, 07/01/15	1,250	1,401	1.13
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,135	0.92
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	803	0.65
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	725	0.58
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	526	0.42
5.00%, 12/01/15	1,000	1,138	0.92
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,161	0.94
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	691	0.56
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	570	614	0.49

		8,741	7.05

Wisconsin - 0.42%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	523	0.42

		523	0.42

Total bonds & notes (cost: $115,125,778)		118,267	95.37

Short-term securities - 4.56%
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series A-10, 0.26%, 08/01/17[1]	1,300	1,300	1.05

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series B, 0.25%, 03/01/26[1]	$250	$250	0.20%
Jackson County, Ind. Rev. Ref. Bonds, 0.23%, 12/01/16[1]	300	300	0.24
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Series 1, 0.25%, 11/01/22[1]	1,150	1,150	0.93
Virginia College Building Auth., College & Univ. Imps. Rev. Ref. Bonds, 0.23%, 11/01/36[1]	2,650	2,650	2.14

Total Short-term securities (cost: $5,650,000)		5,650	4.56

Total investment securities (cost: $120,775,778)		123,917	99.93
Other assets less liabilities		91	0.07

Net assets		$124,008	100.00%

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate market value of these securities amounted to $367,214, representing 0.30% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation

Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund
October 31, 2012

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2012, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

Capital California Core Municipal Fund

Schedule of Investments

at October 31, 2012

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 90.27%
California - 88.26%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	$1,500	$1,514	0.73%
5.125%, 09/01/20	1,500	1,762	0.85
5.25%, 05/15/20	1,000	1,176	0.57
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	471	0.23
5.00%, 04/01/20	550	650	0.31
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	653	0.31
5.00%, 09/02/22	225	242	0.12
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	466	0.22
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	654	0.31
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
5.00%, 04/01/19	800	987	0.47
5.00%, 04/01/21	800	1,006	0.48
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	122	0.06
Bay Area Toll Auth., Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,526	0.74
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	722	0.35
5.00%, 09/01/26	500	517	0.25
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,122	0.54
5.00%, 02/01/21	550	680	0.33
5.00%, 10/01/21	700	849	0.41
5.00%, 11/01/21	525	568	0.27
5.50%, 04/01/29	300	340	0.16
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	553	0.27
5.00%, 01/01/18	125	152	0.07
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	207	0.10
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	628	0.30
4.00%, 11/01/22	1,420	1,573	0.76
4.50%, 11/01/17	335	385	0.19
5.00%, 01/01/24	100	118	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 4.00%, 08/15/16	710	779	0.37
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	331	0.16
5.00%, 10/01/22	770	882	0.42
5.00%, 11/15/24	150	180	0.09
5.00%, 11/15/25	375	447	0.22
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,609	0.77
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	113	0.05

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	$975	$1,056	0.51%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/27[1]	300	319	0.15
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,631	0.78
5.00%, 11/15/20	500	608	0.29
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	458	0.22
5.00%, 08/15/20	300	365	0.18
5.00%, 11/15/21	1,000	1,095	0.53
5.00%, 08/15/22	850	1,047	0.50
5.375%, 07/01/21	1,500	1,574	0.76
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	239	0.11
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	108	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	106	0.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.71%, 04/01/38[1]	1,000	1,003	0.48
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	111	0.05
4.50%, 10/01/26	100	111	0.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	116	0.06
5.00%, 02/01/19	100	115	0.06
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/47[1]	1,300	1,312	0.63
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.71%, 04/01/38[1]	1,100	1,103	0.53
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.51%, 10/01/47[1]	1,800	1,800	0.87
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	514	0.25
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	169	0.08
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	777	0.37
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	243	0.12
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,440	1.17
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	119	0.06
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	275	0.13
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	247	0.12
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,525	0.73
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	120	0.06
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	10	—

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	$1,010	$1,228	0.59%
5.00%, 12/01/23	200	242	0.12
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/20	1,310	1,628	0.78
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	212	0.10
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	219	0.11
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	353	0.17
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	209	0.10
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,589	0.76
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,331	0.64
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,454	0.70
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	223	0.11
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	206	0.10
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,058	0.51
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	925	0.45
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,928	1.41
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,157	0.56
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	112	0.05
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 04/01/13	700	714	0.34
5.00%, 04/01/19	600	719	0.35
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,263	0.61
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	536	0.26
5.00%, 07/01/16	100	110	0.05
5.00%, 11/01/19	1,000	1,186	0.57
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	103	0.05
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	260	0.13
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,213	1.06
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/20	1,565	1,974	0.95
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	214	0.10
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,167	0.56

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	$500	$517	0.25%
4.375%, 09/02/21	700	723	0.35
City of Irvine California, Special Assessment Ref. Bonds:
0.24%, 09/02/50[1]	350	350	0.17
3.00%, 09/02/20	1,250	1,305	0.63
3.25%, 09/02/22	700	718	0.35
4.00%, 09/02/18	500	564	0.27
4.50%, 09/02/22	250	258	0.12
4.75%, 09/02/23	250	258	0.12
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	123	0.06
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,282	0.62
5.00%, 05/15/20	500	625	0.30
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	125	0.06
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	108	0.05
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,059	0.51
4.00%, 09/01/16	2,000	2,178	1.05
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	816	0.39
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	308	0.15
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,505	0.72
5.00%, 09/01/24	860	973	0.47
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	222	0.11
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	528	0.25
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.56%, 06/01/25[1]	1,395	1,395	0.67
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	106	0.05
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	109	0.05
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,349	0.65
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	154	0.07
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	41	0.02
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	119	0.06
5.25%, 11/01/25	100	115	0.06
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	839	0.40
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	206	0.10
4.00%, 09/02/21	1,350	1,393	0.67

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.00%, 09/02/23	$430	$443	0.21%
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	118	0.06
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	110	0.05
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	896	0.43
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	861	0.41
5.00%, 11/01/21	500	610	0.29
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	116	0.06
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/16	500	583	0.28
5.00%, 07/01/21	1,000	1,279	0.62
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B:
5.00%, 07/01/18	1,000	1,226	0.59
5.00%, 07/01/21	900	1,143	0.55
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	230	0.11
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 05/15/19	850	1,044	0.50
5.00%, 05/15/23	750	905	0.44
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	849	0.41
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	258	0.12
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	368	0.18
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	248	0.12
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	100	104	0.05
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,251	0.60
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	103	0.05
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	215	0.10
5.00%, 07/01/24	100	120	0.06
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,122	0.54
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	111	0.05
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	562	0.27
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.56%, 07/01/27[1]	1,500	1,500	0.72
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.56%, 07/01/27[1]	1,000	1,000	0.48
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	100	104	0.05

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	$400	$470	0.23%
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	457	0.22
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	478	0.23
5.00%, 08/01/20	375	429	0.21
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	169	0.08
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	856	0.41
5.00%, 07/01/23	745	863	0.42
5.50%, 07/01/21	1,000	1,222	0.59
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	236	0.11
5.00%, 07/01/19	200	244	0.12
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 08/01/24	1,000	1,243	0.60
5.00%, 08/01/25	1,000	1,232	0.59
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	371	0.18
4.50%, 09/01/20	445	459	0.22
Poway Unified School Dist. Public Fncg. Auth., Special Tax:
3.375%, 09/15/17	500	517	0.25
3.75%, 09/15/18	770	796	0.38
5.00%, 09/01/20	625	729	0.35
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	106	0.05
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	105	0.05
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	305	316	0.15
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	721	0.35
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,240	0.60
5.00%, 08/01/20	775	981	0.47
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	1,017	0.49
5.00%, 07/01/20	700	863	0.42
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	598	0.29
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	858	0.41
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	939	0.45
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	434	0.21
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	122	0.06
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.00%, 08/01/14	$100	$106	0.05%
4.00%, 08/01/20	100	114	0.05
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	978	0.47
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 07/01/21	200	237	0.11
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	1,200	1,373	0.66
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	119	0.06
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	488	0.23
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	356	0.17
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	1,008	0.49
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 3.00%, 11/01/12	100	100	0.05
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	290	0.14
5.00%, 08/01/18	275	306	0.15
5.25%, 08/01/19	290	329	0.16
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,000	1,247	0.60
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	521	0.25
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	401	0.19
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,095	0.53
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	238	0.11
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds,, 6.00%, 09/01/20	750	892	0.43
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	328	0.16
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	645	0.31
4.25%, 09/01/21	1,560	1,609	0.77
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	1,000	1,126	0.54
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,253	0.60
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	989	0.48
5.00%, 08/15/20	1,000	1,054	0.51
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 1.04%, 11/01/14[1]	1,700	1,701	0.82
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	245	0.12
5.00%, 07/01/20	1,550	1,949	0.94
5.00%, 07/01/23	800	975	0.47
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	584	0.28

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	$500	$580	0.28%
5.00%, 07/01/18	350	428	0.21
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/19	1,000	1,243	0.60
5.00%, 07/01/20	245	308	0.15
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	119	0.06
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	129	0.06
5.25%, 07/01/14	1,175	1,271	0.61
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	292	0.14
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	1,941	0.93
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	122	0.06
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	314	0.15
5.00%, 02/01/19	2,000	2,425	1.17
5.00%, 02/01/20	2,500	3,049	1.47
5.25%, 02/01/14	10	10	0.01
State of California, G.O. General Fund Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/01/13 @ 100), 5.25%, 02/01/14	390	405	0.19
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	2,998	1.44
State of California, G.O. General Fund Ref. Notes, 5.00%, 08/01/20	375	441	0.21
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,594	0.77
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	730	0.35
5.25%, 10/01/20	650	792	0.38
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	100	107	0.05
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	122	0.06
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,118	1.02
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,148	1.03
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,311	0.63
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,129	0.54
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	318	0.15
Tobacco Securitization Auth. of Southern California, Rev. Ref. Bonds, Series A-1, 4.75%, 06/01/25	500	501	0.24
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	109	0.05
5.00%, 01/01/22	1,000	1,160	0.56
5.25%, 01/01/24	100	116	0.06
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	591	0.28
5.00%, 01/01/22	700	835	0.40
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 01/01/13	1,000	1,004	0.48

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	$130	$152	0.07%
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	207	0.10
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	571	0.27
5.00%, 05/15/20	500	626	0.30
Univ. of California, College & Univ. Rev. Ref. Bonds, Series G, 4.00%, 05/15/21	1,000	1,172	0.56
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	209	0.10

		183,512	88.26

District of Columbia - 0.06%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	119	0.06

		119	0.06

Florida - 0.28%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	581	0.28

		581	0.28

Iowa - 0.06%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	120	0.06

		120	0.06

Michigan - 0.06%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	115	0.06

		115	0.06

Puerto Rico - 1.50%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	542	0.26
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,486	0.71
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,098	0.53

		3,126	1.50

Texas - 0.05%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	115	0.05

		115	0.05

Total bonds & notes (cost: $178,969,035)		187,688	90.27

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 9.99%
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, 0.17%, 10/01/47[1]	$650	$650	0.31%
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.27%, 12/01/36[1]	1,470	1,470	0.71
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds:[1]
0.20%, 11/01/35	1,550	1,550	0.75
0.22%, 11/01/35	1,250	1,250	0.60
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.21%, 11/01/26[1]	1,000	1,000	0.48
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.18%, 08/15/36[1]	1,000	1,000	0.48
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.22%, 05/15/24[1]	700	700	0.34
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.24%, 09/02/29[1]	1,250	1,250	0.60
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.24%, 09/02/29[1]	650	650	0.31
City of Irvine California, Special Assessment Ref. Bonds, 0.24%, 09/02/50[1]	750	750	0.36
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.20%, 09/01/51[1]	3,550	3,550	1.71
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.19%, 07/01/35[1]	3,000	3,000	1.44
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.26%, 07/01/34[1]	500	500	0.24
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.19%, 07/01/35[1]	1,000	1,000	0.48
State of California, G.O. General Fund School Imps. Bonds, 0.20%, 05/01/33[1]	2,450	2,450	1.18

Total Short-term securities (cost: $20,770,000)		20,770	9.99

Total investment securities (cost: $199,739,035)		208,458	100.26
Other assets less liabilities		(545)	(0.26)

Net assets		$207,913	100.00%

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation

Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital California Short-Term Municipal Fund
October 31, 2012

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2012, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

Capital California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2012

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 72.39%
California - 69.94%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$505	0.47%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	229	0.21
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	439	0.41
5.00%, 04/01/18	250	292	0.27
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	290	0.27
5.00%, 04/01/17	400	473	0.44
Bay Area Toll Auth., Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	763	0.71
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	272	0.25
4.00%, 09/01/16	75	85	0.08
4.00%, 02/01/17	100	114	0.11
5.00%, 04/01/14	100	105	0.10
5.00%, 10/01/16	250	284	0.26
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	553	0.51
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	428	0.40
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	158	0.15
4.00%, 04/01/16	300	329	0.31
4.00%, 04/01/17	200	223	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 08/15/17	510	594	0.55
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	231	0.22
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	747	0.70
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	167	0.16
5.00%, 11/15/16	225	252	0.23
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	311	0.29
5.00%, 08/15/14	100	108	0.10
5.00%, 11/15/16	250	288	0.27
5.00%, 10/01/18	500	605	0.56
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	164	0.15
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	215	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	106	0.10
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.71%, 04/01/38[1]	500	501	0.47
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/47[1]	400	404	0.38
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.71%, 04/01/38[1]	600	602	0.56

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.51%, 10/01/47[1]	$1,000	$1,000	0.93%
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	245	0.23
4.00%, 10/01/16	200	222	0.21
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	234	0.22
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	588	0.55
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,525	1.42
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	607	0.57
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,154	1.07
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A, 5.00%, 04/01/18	400	472	0.44
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	558	0.52
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	439	0.41
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	571	0.53
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	431	0.40
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	111	0.10
5.00%, 10/01/16	240	276	0.26
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	368	0.34
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	470	0.44
5.00%, 11/01/17	350	422	0.39
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	510	0.47
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	574	0.53
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	695	0.65
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	424	0.39
5.00%, 07/01/14	650	697	0.65
5.00%, 11/01/15	300	335	0.31
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	500	574	0.53
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	560	0.52
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,138	1.99
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,116	1.04
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	156	0.15
4.00%, 06/01/16	100	112	0.10

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	$440	$459	0.43%
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	515	0.48
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	495	0.46
5.00%, 09/01/20	545	634	0.59
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.56%, 06/01/25[1]	700	700	0.65
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1, 6.25%, 06/01/33	110	114	0.11
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	778	0.72
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	131	0.12
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	349	0.32
5.00%, 11/01/18	425	517	0.48
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	203	0.19
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	842	0.78
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/17	500	576	0.54
5.00%, 07/01/16	500	583	0.54
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	927	0.86
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	743	0.69
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	216	0.20
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	420	471	0.44
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	207	0.19
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A-1, 4.00%, 07/01/18	500	583	0.54
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	500	539	0.50
5.00%, 07/01/18	1,000	1,221	1.14
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	562	0.52
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	108	0.10
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	106	0.10
5.00%, 07/01/15	200	225	0.21
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.56%, 07/01/27[1]	1,500	1,500	1.40
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.56%, 07/01/27[1]	500	500	0.47
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	333	0.31
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	396	0.37
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	203	0.19

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	$500	$500	0.47%
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	274	0.26
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	124	0.12
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	290	0.27
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	111	0.10
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	297	0.28
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	584	0.54
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	465	0.43
5.00%, 08/01/18	1,000	1,240	1.15
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	286	0.27
5.00%, 07/01/17	650	763	0.71
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	534	0.50
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	613	0.57
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	1,008	0.94
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	202	0.19
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	334	0.31
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	532	0.50
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	127	0.12
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	229	0.21
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	534	0.50
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	100	0.09
5.00%, 11/01/13	400	419	0.39
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	612	0.57
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	112	0.10
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	310	0.29
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	102	0.09
4.00%, 07/15/13	125	128	0.12
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	848	0.79
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	554	0.52

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 03/01/18	$750	$905	0.84%
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 1.04%, 11/01/14[1]	1,000	1,001	0.93
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	246	0.23
5.00%, 07/01/16	200	232	0.22
5.00%, 07/01/17	750	895	0.83
5.00%, 07/01/18	200	244	0.23
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	169	0.16
5.00%, 07/01/17	775	925	0.86
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	539	0.50
5.00%, 07/01/16	500	580	0.54
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	818	0.76
5.00%, 07/01/19	500	622	0.58
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	366	0.34
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	225	233	0.22
5.25%, 07/01/14	600	649	0.60
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	271	0.25
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	539	0.50
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,000	1,193	1.11
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	991	0.92
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	553	0.51
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	278	0.26
State of California, G.O. Misc. Rev. Ref. Bonds:
4.00%, 09/01/17	500	569	0.53
5.00%, 09/01/19	700	858	0.80
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	573	0.53
5.00%, 06/01/15	200	222	0.21
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.96%, 05/01/17[1]	400	401	0.37
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	200	215	0.20
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	570	657	0.61
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	635	0.59
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	744	0.69
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	541	0.50
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	109	0.10
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	348	0.32
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	405	0.38

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	$200	$231	0.22%

		75,146	69.94

Florida - 1.39%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	110	0.10
Citizens Prop. Insurance Corp., Rev. Bonds, 1.86%, 06/01/14[1]	700	706	0.66
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	680	0.63

		1,496	1.39

Guam - 0.32%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	340	0.32

		340	0.32

Louisiana - 0.24%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	240	259	0.24

		259	0.24

Mississippi - 0.50%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	490	535	0.50

		535	0.50

Total bonds & notes (cost: $75,790,023)		77,776	72.39

Short-term securities - 27.45%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds:[1]
0.20%, 09/01/38	4,370	4,370	4.07
0.21%, 11/01/26	2,100	2,100	1.95
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, 0.17%, 10/01/47[1]	2,550	2,550	2.37
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.26%, 12/01/31[1]	1,265	1,265	1.18
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.20%, 11/01/35[1]	2,300	2,300	2.14
California Pollution Control Fin. Auth., Ind. Rev. Ref. Bonds, 0.15%, 12/01/12[1]	600	600	0.56
California Pollution Control Fin. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.21%, 11/01/26[1]	1,500	1,500	1.40
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.18%, 08/15/36[1]	1,240	1,240	1.15
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.24%, 08/15/27[1]	2,200	2,200	2.05
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.24%, 09/02/29[1]	1,618	1,618	1.51
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.24%, 09/02/29[1]	2,200	2,200	2.05
City of Irvine California, Special Assessment Ref. Bonds, 0.24%, 09/02/50[1]	400	400	0.37

Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.19%, 07/01/35[1]	$3,000	$3,000	2.79%
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.26%, 07/01/34[1]	1,600	1,600	1.49
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 0.24%, 12/01/36[1]	950	950	0.88
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.21%, 07/01/23[1]	1,600	1,600	1.49

Total Short-term securities (cost: $29,493,000)	29,493	27.45

Total investment securities (cost: $105,283,023)	107,269	99.84
Other assets less liabilities	167	0.16

Net assets	$107,436	100.00%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance

Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund
October 31, 2012

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2012, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

Capital Core Bond Fund

Schedule of Investments

at October 31, 2012

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 97.95%
U.S. government & government agency bonds & notes - 45.82%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,016	0.68%
2.75%, 03/13/14	2,000	2,068	0.70
1.25%, 09/28/16	1,000	1,025	0.35
1.25%, 01/30/17	1,445	1,481	0.50
1.00%, 11/15/17	4,645	4,651	1.57
Federal Home Loan Banks, 1.00%, 06/21/17	600	607	0.20
Freddie Mac:
0.375%, 10/30/13	500	501	0.17
5.00%, 07/15/14	1,000	1,080	0.36
0.75%, 11/25/14	1,700	1,716	0.58
0.50%, 08/28/15	2,500	2,506	0.85
4.75%, 01/19/16	2,000	2,274	0.77
2.50%, 05/27/16	1,000	1,070	0.36
1.00%, 06/29/17	500	505	0.17
1.75%, 05/30/19	2,155	2,230	0.75
U.S. Treasury Bonds, 7.625%, 02/15/25	1,000	1,623	0.55
U.S. Treasury Inflation Indexed Bonds:
1.875%, 07/15/13	4,998	5,114	1.73
2.00%, 01/15/14	1,558	1,617	0.55
0.125%, 04/15/16	6,778	7,146	2.41
2.375%, 01/15/17	377	440	0.15
0.125%, 04/15/17	1,521	1,631	0.55
0.125%, 01/15/22	1,018	1,112	0.38
0.125%, 07/15/22	1,001	1,097	0.37
2.375%, 01/15/25	478	654	0.22
U.S. Treasury Notes:
3.125%, 09/30/13	3,000	3,080	1.04
2.375%, 09/30/14	9,250	9,619	3.24
2.375%, 10/31/14	455	474	0.16
4.25%, 11/15/14	1,000	1,080	0.36
4.00%, 02/15/15	3,905	4,231	1.43
1.25%, 09/30/15	500	513	0.17
4.50%, 02/15/16	500	566	0.19
2.625%, 02/29/16	14,720	15,784	5.32
1.50%, 06/30/16	3,750	3,886	1.31
1.50%, 07/31/16	4,400	4,562	1.54
1.00%, 09/30/16	1,000	1,018	0.34
4.625%, 02/15/17	4,000	4,681	1.58
1.00%, 03/31/17	1,000	1,016	0.34
0.875%, 04/30/17	1,000	1,010	0.34
4.50%, 05/15/17	11,020	12,920	4.36
8.75%, 05/15/17	490	668	0.23
0.75%, 06/30/17	250	251	0.08
1.875%, 08/31/17	4,470	4,722	1.59
3.875%, 05/15/18	1,000	1,165	0.39
2.375%, 05/31/18	7,140	7,732	2.61
4.00%, 08/15/18	4,000	4,710	1.59
1.00%, 09/30/19	500	496	0.17
3.50%, 05/15/20	2,075	2,414	0.81
2.125%, 08/15/21	2,910	3,060	1.03

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U.S. government & government agency bonds & notes—continued
1.75%, 05/15/22	$2,000	$2,018	0.68%

Total U.S. government & government agency bonds & notes		135,840	45.82

Mortgage-backed obligations - 25.95%
Federal agency mortgage-backed obligations - 22.00%
Fannie Mae:
4.50%, 07/01/19	184	199	0.07
4.50%, 03/01/20	829	893	0.30
2.717%, 02/25/22	500	528	0.18
3.50%, 10/01/25	8,097	8,596	2.90
3.00%, 01/01/27	905	955	0.32
2.50%, 11/01/27 TBA	8,225	8,604	2.90
3.50%, 11/01/27 TBA	8,100	8,594	2.90
2.50%, 12/01/27 TBA	1,000	1,044	0.35
5.50%, 04/25/37	161	180	0.06
6.00%, 08/01/37	87	97	0.03
5.50%, 04/01/38	1,830	2,007	0.68
5.50%, 09/01/38	2,869	3,146	1.06
4.00%, 11/01/40	2,220	2,470	0.83
5.00%, 06/01/41	1,712	1,942	0.66
5.00%, 08/01/41	469	532	0.18
3.17%, 09/01/41	408	431	0.15
3.50%, 07/01/42	4,948	5,291	1.79
3.00%, 11/01/42 TBA	9,500	9,968	3.36
6.00%, 11/01/42 TBA	500	554	0.19
Freddie Mac:
1.873%, 01/25/18	470	486	0.16
2.699%, 05/25/18	790	855	0.29
2.303%, 09/25/18	2,350	2,497	0.84
3.974%, 01/25/21	524	607	0.20
2.373%, 05/25/22	500	515	0.17
6.00%, 02/15/37	123	137	0.05
Ginnie Mae:
4.50%, 01/20/40	235	260	0.09
3.50%, 11/01/42 TBA	3,525	3,830	1.29

		65,218	22.00

Commercial mortgage-backed securities - 3.95%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,015	1,068	0.36
5.54%, 09/11/41	250	289	0.10
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.219%, 07/15/44[1]	1,080	1,209	0.41
5.617%, 10/15/48	500	579	0.19
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/46[2]	1,641	1,784	0.60
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	405	0.14
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	398	404	0.14
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	552	0.19
5.199%, 12/15/44[1]	500	562	0.19

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Mortgage-backed obligations—continued
Commercial mortgage-backed securities—continued
5.867%, 04/15/45[1]	$500	$580	0.19%
5.728%, 02/12/49[1]	650	769	0.26
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.672%, 02/15/46[2]	500	542	0.18
Morgan Stanley Capital I, 5.21%, 11/14/42[1]	350	390	0.13
Wachovia Bank Commercial Mortgage Trust:[1]
5.118%, 07/15/42	1,075	1,189	0.40
5.293%, 12/15/44	1,250	1,407	0.47

		11,729	3.95

Total mortgage-backed obligations		76,947	25.95

Corporate bonds & notes - 24.84%
Banks - 3.37%
Ally Financial, Inc., 2.20%, 12/19/12	2,245	2,251	0.76
Bank of America Corp.:
3.875%, 03/22/17	795	858	0.29
5.00%, 05/13/21	250	282	0.10
BNP Paribas SA, 3.128%, 12/20/14[1]	430	446	0.15
Citigroup, Inc.:
4.75%, 05/19/15	250	271	0.09
4.587%, 12/15/15	350	382	0.13
4.45%, 01/10/17	550	608	0.20
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	127	0.04
4.625%, 05/10/21	125	141	0.05
3.25%, 09/23/22	875	898	0.30
Northern Trust Corp., 4.625%, 05/01/14	300	318	0.11
The Goldman Sachs Group, Inc., 5.75%, 01/24/22	350	407	0.14
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	1,000	1,089	0.37
UBS AG/Stamford CT:
3.875%, 01/15/15	275	292	0.10
4.875%, 08/04/20	250	287	0.10
Wells Fargo & Co., 0.513%, 10/28/15[1]	815	807	0.27
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	159	0.05
Westpac Banking Corp., 1.85%, 12/09/13	355	361	0.12

		9,984	3.37

Oil & gas - 2.37%
Anadarko Petroleum Corp., 6.375%, 09/15/17	750	910	0.31
BG Energy Capital PLC, Series 144A, 4.00%, 10/15/21[2]	500	562	0.19
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	305	0.10
Cenovus Energy, Inc., 4.50%, 09/15/14	300	321	0.11
Chevron Corp., 3.95%, 03/03/14	817	856	0.29
Devon Energy Corp., 3.25%, 05/15/22	375	397	0.13
Husky Energy, Inc., 7.25%, 12/15/19	250	325	0.11
Phillips 66, Series 144A, 4.30%, 04/01/22[2]	290	326	0.11
Shell International Finance BV, 4.00%, 03/21/14	350	368	0.12
Statoil ASA:

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Oil & gas—continued
3.125%, 08/17/17	$300	$329	0.11%
3.15%, 01/23/22	505	545	0.18
Total Capital Canada Ltd., 1.625%, 01/28/14	350	355	0.12
Total Capital International SA:
2.875%, 02/17/22	230	242	0.08
2.70%, 01/25/23	540	560	0.19
Transocean, Inc.:
6.375%, 12/15/21	310	378	0.13
3.80%, 10/15/22	250	256	0.09

		7,035	2.37

Electric - 2.06%
Alabama Power Co., 4.85%, 12/15/12	430	432	0.15
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	264	0.09
Consumers Energy Co., 5.65%, 09/15/18	375	461	0.16
Entergy Louisiana LLC, 1.875%, 12/15/14	350	359	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	362	0.12
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	303	0.10
Pacificorp, 5.65%, 07/15/18	755	935	0.31
PSEG Power LLC, 2.75%, 09/15/16	250	262	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	331	0.11
Tampa Electric Co., 2.60%, 09/15/22	350	360	0.12
Teco Finance, Inc.:
6.75%, 05/01/15	250	284	0.10
4.00%, 03/15/16	390	418	0.14
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	757	0.25
2.95%, 01/15/22	300	319	0.11
Wisconsin Electric Power Co., 2.95%, 09/15/21	250	266	0.09

		6,113	2.06

Media - 1.75%
CBS Corp., 1.95%, 07/01/17	200	205	0.07
Comcast Corp.:
5.85%, 11/15/15	300	345	0.12
3.125%, 07/15/22	655	689	0.23
NBCUniversal Media LLC, 5.15%, 04/30/20	350	420	0.14
News America, Inc.:
5.30%, 12/15/14	785	862	0.29
4.50%, 02/15/21	350	400	0.14
The Walt Disney Co.:
4.50%, 12/15/13	630	659	0.22
5.50%, 03/15/19	300	366	0.12
Time Warner Cable, Inc., 3.50%, 02/01/15	845	898	0.30
Time Warner, Inc., 5.875%, 11/15/16	300	355	0.12

		5,199	1.75

Pharmaceuticals - 1.73%
Express Scripts Holding, Inc., Series 144A, 2.65%, 02/15/17[2]	250	261	0.09

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Pharmaceuticals—continued
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	$440	$442	0.15%
1.50%, 05/08/17	241	247	0.08
2.85%, 05/08/22	250	263	0.09
Mckesson Corp., 3.25%, 03/01/16	795	856	0.29
Medco Health Solutions, Inc., 4.125%, 09/15/20	495	551	0.19
Merck & Co., Inc., 1.10%, 01/31/18	250	251	0.08
Novartis Capital Corp.:
4.125%, 02/10/14	400	419	0.14
2.90%, 04/24/15	560	592	0.20
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	362	0.12
Pfizer, Inc., 6.20%, 03/15/19	300	384	0.13
Sanofi-Aventis SA, 0.672%, 03/28/14[1]	500	503	0.17

		5,131	1.73

REITS - 1.57%
ERP Operating LP:
5.25%, 09/15/14	300	324	0.11
4.625%, 12/15/21	350	401	0.13
Kimco Realty Corp., 5.584%, 11/23/15	1,048	1,168	0.39
Prologis LP:
7.625%, 08/15/14	275	302	0.10
6.875%, 03/15/20	350	432	0.15
Simon Property Group LP:
4.20%, 02/01/15	300	320	0.11
5.25%, 12/01/16	385	443	0.15
WEA Finance LLC / WT Finance Aust Pty Ltd., Series 144A, 3.375%, 10/03/22[2]	710	720	0.24
WEA Finance LLC, Series 144A, 4.625%, 05/10/21[2]	500	551	0.19

		4,661	1.57

Beverages - 1.25%
Anheuser-Busch InBev Worldwide, Inc.:
0.70%, 07/14/14[1]	585	588	0.20
4.125%, 01/15/15	300	323	0.11
1.375%, 07/15/17	420	427	0.14
Pepsi Co., Inc., 0.875%, 10/25/13	500	502	0.17
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	845	0.29
SABMiller Holdings, Inc., Series 144A, 2.45%, 01/15/17[2]	245	257	0.09
The Coca-Cola Co.:
3.625%, 03/15/14	375	391	0.13
1.50%, 11/15/15	350	360	0.12

		3,693	1.25

Diversified financial services - 0.99%
General Electric Capital Corp.:
2.30%, 04/27/17	610	631	0.21
3.15%, 09/07/22	385	392	0.13
Murray Street Investment Trust I, 4.647%, 03/09/17	885	961	0.33
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	740	0.25

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Diversified financial services—continued
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	$185	$207	0.07%

		2,931	0.99

Telecommunications - 0.91%
AT&T, Inc.:
2.40%, 08/15/16	200	211	0.07
3.00%, 02/15/22	357	380	0.13
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	490	523	0.18
Cisco Systems, Inc., 0.644%, 03/14/14[1]	200	201	0.07
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	513	0.17
France Telecom SA, 4.375%, 07/08/14	300	318	0.11
Verizon Communications, Inc., 1.25%, 11/03/14	200	203	0.07
Vodafone Group PLC, 5.00%, 09/15/15	300	335	0.11

		2,684	0.91

Food - 0.86%
General Mills, Inc., 0.786%, 05/16/14[1]	500	502	0.17
Kraft Foods Group, Inc., Series 144A, 3.50%, 06/06/22[2]	500	543	0.18
Kraft Foods, Inc., 5.375%, 02/10/20	445	547	0.19
The Kroger Co.:
7.50%, 01/15/14	600	647	0.22
2.20%, 01/15/17	300	307	0.10

		2,546	0.86

Miscellaneous manufacturing - 0.79%
Danaher Corp., 2.30%, 06/23/16	200	210	0.07
General Electric Co.:
5.25%, 12/06/17	620	735	0.25
2.70%, 10/09/22	1,080	1,087	0.37
Honeywell International, Inc., 3.875%, 02/15/14	300	313	0.10

		2,345	0.79

Chemicals - 0.70%
Ecolab, Inc.:
2.375%, 12/08/14	730	757	0.26
3.00%, 12/08/16	180	193	0.06
Ei Du Pont De Nemours & Co., 0.789%, 03/25/14[1]	455	458	0.15
The Dow Chemical Co., 4.125%, 11/15/21	617	675	0.23

		2,083	0.70

Biotechnology - 0.68%
Amgen, Inc.:
1.875%, 11/15/14	250	257	0.09
3.625%, 05/15/22	250	269	0.09
Biogen Idec, Inc., 6.00%, 03/01/13	640	651	0.22
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	104	0.04
3.05%, 12/01/16	80	86	0.03

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Biotechnology—continued
4.40%, 12/01/21	$550	$636	0.21%

		2,003	0.68

Transportation - 0.67%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	600	647	0.22
3.60%, 09/01/20	300	329	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	690	727	0.25
5.55%, 05/15/18	50	61	0.02
2.85%, 12/15/21	200	209	0.07

		1,973	0.67

Pipelines - 0.66%
Enbridge, Inc., 5.60%, 04/01/17	790	922	0.31
Enterprise Products Operating LLC, 6.30%, 09/15/17	420	515	0.17
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	203	0.07
Williams Partners LP, 3.80%, 02/15/15	300	320	0.11

		1,960	0.66

Healthcare-services - 0.56%
Howard Hughes Medical Institute, 3.45%, 09/01/14	140	148	0.05
Roche Holdings, Inc., Series 144A, 6.00%, 03/01/19[2]	500	629	0.21
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	252	0.09
2.75%, 02/15/23	285	293	0.10
WellPoint, Inc., 4.35%, 08/15/20	300	333	0.11

		1,655	0.56

Mining - 0.53%
BHP Billiton Finance USA Ltd., 1.625%, 02/24/17	510	522	0.18
Newcrest Finance Pty Ltd., Series 144A, 4.45%, 11/15/21[2]	450	475	0.16
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	313	0.10
Teck Resources Ltd., 3.15%, 01/15/17	260	271	0.09

		1,581	0.53

Computers - 0.48%
Hewlett-Packard Co., 0.822%, 05/30/14[1]	300	297	0.10
HP Enterprise Services LLC, Series B, 6.00%, 08/01/13	45	46	0.02
International Business Machines Corp.:
1.95%, 07/22/16	635	664	0.22
5.70%, 09/14/17	350	427	0.14

		1,434	0.48

Insurance - 0.42%
American International Group, Inc., 4.875%, 06/01/22	440	497	0.17

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Insurance—continued
Berkshire Hathaway, Inc., 0.867%, 02/11/13[1]	$755	$756	0.25%

		1,253	0.42

Retail - 0.41%
Home Depot, Inc., 4.40%, 04/01/21	350	416	0.14
Target Corp., 6.00%, 01/15/18	350	433	0.14
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	373	0.13

		1,222	0.41

Iron/Steel - 0.40%
ArcelorMittal:
4.75%, 02/25/17	355	349	0.12
5.75%, 03/01/21	250	242	0.08
6.50%, 02/25/22	342	336	0.11
Cliffs Natural Resources, Inc., 4.875%, 04/01/21	250	248	0.09

		1,175	0.40

Auto Manufacturers - 0.29%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/14[2]	300	303	0.10
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	257	0.09
Volkswagen International Finance NV, Series 144A, 0.97%, 04/01/14[1,2]	300	301	0.10

		861	0.29

Cosmetics/Personal Care - 0.28%
The Procter & Gamble Co., 1.80%, 11/15/15	790	821	0.28

		821	0.28

Environmental Control - 0.25%
Republic Services, Inc., 5.00%, 03/01/20	350	407	0.14
Waste Management, Inc., 4.60%, 03/01/21	300	345	0.11

		752	0.25

Commercial Services - 0.12%
Catholic Health Initiatives, 1.60%, 11/01/17	350	352	0.12

		352	0.12

Aerospace/Defense - 0.11%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
4.40%, 02/15/20	15	18	0.01
United Technologies Corp., 3.10%, 06/01/22	270	291	0.10

		315	0.11

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Investment Companies - 0.10%
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	$300	$303	0.10%

		303	0.10

Healthcare-products - 0.10%
Johnson & Johnson, 0.524%, 05/15/14[1]	300	301	0.10

		301	0.10

Advertising - 0.09%
Omnicom Group, Inc., 3.625%, 05/01/22	250	268	0.09

		268	0.09

Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	258	0.09

		258	0.09

Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	253	0.09

		253	0.09

Agriculture - 0.08%
Altria Group, Inc., 2.85%, 08/09/22	250	251	0.08

		251	0.08

Software - 0.06%
Oracle Corp., 1.20%, 10/15/17	175	176	0.06

		176	0.06

Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	55	63	0.02

		63	0.02

Total corporate bonds & notes		73,635	24.84

Municipals - 1.17%
Citizens Property Insurance Corp. Rev, Series A, 5.00%, 06/01/21	750	882	0.30
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	1,000	998	0.33
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	768	0.26
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	314	0.10
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	525	0.18

Total municipals		3,487	1.17

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Government & government agency bonds & notes outside the U.S. - 0.06%
European Investment Bank, 3.125%, 06/04/14	$160	$167	0.06%

Total government & government agency bonds & notes outside the U.S.		167	0.06

Asset-backed obligations - 0.11%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	75	81	0.03
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	240	241	0.08

Total asset-backed obligations		322	0.11

Total bonds & notes (cost: $280,120,745)		290,398	97.95

Short-term securities - 14.10%
Chariot Fndg LLC, 0.16%, 11/29/12[3]	6,000	5,999	2.02
Chevron Corp., 0.12%, 11/19/12[3]	5,600	5,600	1.89
Ei Du Pont De Nemours & Co., 0.13%, 11/26/12[3]	5,400	5,399	1.82
Federal Home Loan Bank:[3]
0.135%, 12/05/12	1,300	1,300	0.44
0.148%, 12/21/12	3,200	3,199	1.08
John Deere Credit Ltd., 0.14%, 11/05/12[3]	5,400	5,400	1.82
Kimberly Clark Worldwide, Inc., 0.13%, 11/06/12[3]	3,100	3,100	1.04
Straight A Funding LLC, 0.18%, 11/02/12[3]	3,100	3,100	1.05
United Technologies Corp., 0.132%, 11/01/12[3]	6,900	6,900	2.33
Wal-Mart Stores, Inc., 0.12%, 11/09/12[3]	1,800	1,800	0.61

Total Short-term securities (cost: $41,797,402)		41,797	14.10

Total investment securities (cost: $321,918,147)		332,195	112.05
Other assets less liabilities		(35,733)	(12.05)

Net assets		$296,462	100.00%

[1]			Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2012.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate market value of these securities amounted to $8,819,079, representing 2.97% of net assets.
[3]			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous

Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Global Equity Fund
October 31, 2012

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2012, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

Capital Global Equity Fund
October 31, 2012

Investment portfolio - country diversification

Country	(percent of net assets)
United States	47.4%
Japan	8.3
Britain	7.6
France	5.7
Switzerland	4.9
Canada	3.9
Netherlands	3.1
Germany	2.4
Hong Kong	2.2
Bermuda	1.8
Singapore	1.4
Sweden	1.2
Finland	1.1
China	0.9
India	0.9
South Korea	0.8
Australia	0.8
Luxembourg	0.7
Denmark	0.6
Brazil	0.4
Austria	0.3
Ireland	0.2
Other assets less liabilities	3.4

Capital Global Equity Fund

Schedule of Investments

at October 31, 2012

.

	Shares	Market value (000)	Percent of net assets
Common Stocks - 96.61%
Information Technology - 16.23%
Google, Inc., Class A1	4,635	$3,151	1.54%
International Business Machines Corp.	13,750	2,675	1.31
Keyence Corp.	9,800	2,600	1.27
Apple, Inc.	4,000	2,380	1.16
Oracle Corp.	61,900	1,922	0.94
Samsung Electronics Co. Ltd. (GDR)	4,766	1,731	0.84
Broadcom Corp., Class A1	51,400	1,621	0.79
Hitachi Ltd.	301,000	1,595	0.78
Jack Henry & Associates, Inc.	37,100	1,410	0.69
QUALCOMM, Inc.	21,700	1,271	0.62
Gemalto NV	13,714	1,238	0.60
ASML Holding NV	21,820	1,201	0.59
Murata Manufacturing Co. Ltd.	23,400	1,137	0.56
Genpact Ltd.	63,500	1,118	0.55
KLA-Tencor Corp.	23,500	1,093	0.53
Microsoft Corp.	36,600	1,044	0.51
Visa, Inc., Class A	6,200	860	0.42
Jabil Circuit, Inc.	46,100	799	0.39
Hamamatsu Photonics K.K.	22,500	779	0.38
Trend Micro, Inc.	20,800	583	0.28
Premier Farnell PLC	217,900	582	0.28
TE Connectivity Ltd.	17,300	557	0.27
Canon, Inc.	16,100	520	0.25
SAP AG	6,743	491	0.24
Accenture PLC, Class A	7,100	479	0.23
National Instruments Corp.	18,300	431	0.21

		33,268	16.23

Financials - 15.55%
HSBC Holdings PLC	322,007	3,164	1.54
AIA Group Ltd.	623,600	2,466	1.20
DBS Group Holdings Ltd.	215,157	2,452	1.20
Sampo OYJ, Class A	71,567	2,243	1.10
JPMorgan Chase & Co.	52,500	2,188	1.07
The Goldman Sachs Group, Inc.	17,400	2,130	1.04
Standard Chartered PLC	85,978	2,031	0.99
CME Group, Inc.	35,600	1,991	0.97
American Tower Corp.	24,800	1,867	0.91
ICICI Bank Ltd. (ADR)	46,400	1,821	0.89
Marsh & McLennan Cos., Inc.	39,200	1,334	0.65
The Charles Schwab Corp.	98,200	1,334	0.65
BlackRock, Inc.	7,000	1,328	0.65
Bank of China Ltd., Class H	3,057,000	1,258	0.61
The Progressive Corp.	46,600	1,039	0.51
BNP Paribas	15,918	801	0.39
BOC Hong Kong Holdings Ltd.	171,500	529	0.26
Aflac, Inc.	9,600	478	0.23
Ace Ltd.	5,700	448	0.22
Barclays PLC	121,900	447	0.22
Aon PLC	6,200	334	0.16

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Financials—continued
Sun Hung Kai Properties Ltd.	13,000	$181	0.09%

		31,864	15.55

Health Care - 13.02%
Gilead Sciences, Inc.[1]	71,900	4,829	2.36
Bristol-Myers Squibb Co.	100,600	3,345	1.63
Seattle Genetics, Inc.[1]	132,800	3,341	1.63
Cerner Corp.[1]	25,100	1,913	0.93
Allergan, Inc.	20,400	1,834	0.90
Bayer AG	20,274	1,766	0.86
Novartis AG	27,554	1,658	0.81
Express Scripts Holding Co.[1]	25,200	1,551	0.76
Essilor International SA	14,520	1,309	0.64
Novo Nordisk A/S, Class B	7,280	1,173	0.57
Sysmex Corp.	24,600	1,157	0.57
UnitedHealth Group, Inc.	17,200	963	0.47
Sonova Holding AG1	7,138	718	0.35
Roche Holding AG	2,798	538	0.26
Agilent Technologies, Inc.	8,800	317	0.15
DaVita, Inc.[1]	2,400	270	0.13

		26,682	13.02

Consumer Discretionary - 12.35%
Comcast Corp., Class A	81,300	3,050	1.49
The Home Depot, Inc.	40,500	2,486	1.21
Compagnie Financiere Richemont SA, Class A	31,480	2,042	1.00
Tiffany & Co.	32,200	2,036	0.99
SES SA	55,121	1,525	0.74
Hennes & Mauritz AB, Class B	45,031	1,524	0.74
Bayerische Motoren Werke AG	18,201	1,450	0.71
Scripps Networks Interactive, Inc., Class A	22,000	1,336	0.65
Target Corp.	19,600	1,249	0.61
Carnival Corp.	31,700	1,201	0.59
Signet Jewelers Ltd.	21,300	1,102	0.54
Time Warner Cable, Inc.	8,900	882	0.43
Coach, Inc.	15,000	841	0.41
LVMH Moet Hennessy Louis Vuitton SA	4,500	731	0.36
Stanley Black & Decker, Inc.	9,900	686	0.33
Denso Corp.	19,400	607	0.30
Nordstrom, Inc.	9,300	528	0.26
The Walt Disney Co.	10,300	505	0.25
Genting Singapore PLC	359,000	391	0.19
Discovery Communications, Inc., Class A1	6,600	390	0.19
NIKE, Inc., Class B	4,000	366	0.18
Whitbread PLC	9,600	364	0.18
The New York Times Co., Class A1	1,100	9	—

		25,301	12.35

Industrials - 12.08%
Eaton Corp.	46,900	2,215	1.08
Schneider Electric SA	29,919	1,871	0.91

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials—continued
United Technologies Corp.	23,700	$1,852	0.90%
Nielsen Holdings NV1	60,200	1,741	0.85
Cae, Inc.	153,400	1,688	0.82
SMC Corp.	10,600	1,670	0.82
FANUC Corp.	9,000	1,433	0.70
Caterpillar, Inc.	16,400	1,391	0.68
Iron Mountain, Inc.	34,400	1,190	0.58
Norfolk Southern Corp.	18,600	1,141	0.56
Danaher Corp.	20,500	1,060	0.52
JGC Corp.	30,000	1,032	0.50
Republic Services, Inc.	35,600	1,009	0.49
Assa Abloy AB, Class B	29,904	997	0.49
Union Pacific Corp.	5,800	714	0.35
3M Co.	7,400	648	0.32
General Electric Co.	30,500	642	0.31
The Boeing Co.	9,000	634	0.31
Andritz AG	8,311	501	0.25
FirstGroup PLC	121,800	374	0.18
Emerson Electric Co.	6,100	295	0.14
Illinois Tool Works, Inc.	4,200	258	0.13
Mitsubishi Corp.	11,600	207	0.10
FedEx Corp.	2,000	184	0.09

		24,747	12.08

Energy - 10.03%
Schlumberger Ltd.	41,400	2,879	1.40
Royal Dutch Shell PLC, Class A (ADR)	40,050	2,743	1.34
Cenovus Energy, Inc.	65,800	2,322	1.14
Encana Corp.	81,100	1,827	0.89
Noble Energy, Inc.	18,000	1,710	0.83
Halliburton Co.	50,000	1,614	0.79
Seadrill Ltd.	35,327	1,430	0.70
Ensco PLC, Class A	23,900	1,382	0.67
Chevron Corp.	9,550	1,052	0.51
BG Group PLC	54,000	1,000	0.49
Fugro NV	10,705	724	0.35
Dril-quip, Inc.[1]	8,600	596	0.29
China Shenhua Energy Co. Ltd., Class H	132,500	564	0.28
Cobalt International Energy, Inc.[1]	18,600	387	0.19
Pengrowth Energy Corp.	54,200	325	0.16

		20,555	10.03

Materials - 7.24%
Monsanto Co.	27,100	2,332	1.14
Air Liquide SA	12,981	1,531	0.75
Rio Tinto PLC	25,100	1,257	0.61
Air Products & Chemicals, Inc.	15,900	1,233	0.60
Linde AG	6,813	1,146	0.56
BHP Billiton Ltd.	30,194	1,073	0.52
Ecolab, Inc.	13,500	940	0.46
Barrick Gold Corp.	22,200	898	0.44
Syngenta AG	2,246	877	0.43

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
The Mosaic Co.	11,800	$618	0.30%
Newcrest Mining Ltd.	21,289	584	0.29
Inmet Mining Corp.	10,600	547	0.27
Allegheny Technologies, Inc.	19,600	516	0.25
Koninklijke DSM NV	9,692	498	0.24
The Dow Chemical Co.	14,300	419	0.20
Nucor Corp.	9,200	369	0.18

		14,838	7.24

Consumer Staples - 6.97%
Danone SA	40,670	2,500	1.22
Nestle SA	37,281	2,366	1.15
Pernod-Ricard SA	20,952	2,255	1.10
Diageo PLC	75,000	2,143	1.05
Ajinomoto Co., Inc.	92,000	1,405	0.69
Philip Morris International, Inc.	12,800	1,134	0.55
Imperial Tobacco Group PLC	20,849	787	0.38
L'Oreal SA	5,595	713	0.35
Reckitt Benckiser Group PLC	8,300	502	0.25
Nestle SA (ADR)	7,600	481	0.23

		14,286	6.97

Telecommunication Services - 1.89%
Softbank Corp.	69,500	2,200	1.07
Oi SA (ADR)	205,129	825	0.40
Swisscom AG	1,018	423	0.21
Telus Corp.	6,000	386	0.19
Koninklijke KPN NV	5,384	34	0.02

		3,868	1.89

Utilities - 1.25%
Hong Kong & China Gas Co. Ltd.	504,780	1,345	0.66
National Grid PLC	106,200	1,211	0.59

		2,556	1.25

Total Common Stocks (cost: $182,334,130)		197,965	96.61

Total investment securities (cost: $182,334,130)		197,965	96.61
Other assets less liabilities		6,947	3.39

Net assets		$204,912	100.00%

[1]			Non-income producing security.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Non-U.S. Equity Fund
October 31, 2012

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Non-U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2012, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

Capital Non-U.S. Equity Fund
October 31, 2012

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	16.5%
Britain	12.4
France	10.7
Switzerland	9.9
Netherlands	6.7
Canada	5.4
Germany	4.2
Hong Kong	4.0
Sweden	3.9
Bermuda	1.9
Finland	1.7
Australia	1.7
Singapore	1.7
Luxembourg	1.6
South Korea	1.6
China	1.5
Denmark	1.5
Austria	1.2
Spain	0.8
India	0.8
Brazil	0.7
Ireland	0.1
Short-term securities & other assets less liabilities	9.5

Capital Non-U.S. Equity Fund

Schedule of Investments

at October 31, 2012

	Shares	Market value (000)	Percent of net assets
Common Stocks - 90.50%
Financials - 13.81%
HSBC Holdings PLC	680,721	$6,688	2.61%
AIA Group Ltd.	1,618,200	6,400	2.50
Sampo OYJ, Class A	142,023	4,451	1.74
DBS Group Holdings Ltd.	379,286	4,322	1.69
Standard Chartered PLC	156,883	3,705	1.45
BNP Paribas	40,346	2,030	0.79
ICICI Bank Ltd. (ADR)	51,300	2,013	0.79
Bank of China Ltd., Class H	4,831,000	1,988	0.78
Australia & New Zealand Banking Group Ltd.	51,887	1,371	0.53
Svenska Handelsbanken AB, A Shares	32,574	1,116	0.43
Barclays PLC	249,100	914	0.36
Banco Bradesco SA (ADR)	23,800	373	0.14

		35,371	13.81

Information Technology - 12.22%
Keyence Corp.	20,400	5,412	2.11
Hitachi Ltd.	806,000	4,271	1.67
Samsung Electronics Co. Ltd. (GDR)	10,194	3,702	1.45
Murata Manufacturing Co. Ltd.	68,100	3,310	1.29
Hamamatsu Photonics K.K.	81,900	2,837	1.11
Gemalto NV	30,970	2,795	1.09
ASML Holding NV	48,352	2,660	1.04
Canon, Inc.	62,800	2,028	0.79
SAP AG	25,310	1,844	0.72
Trend Micro, Inc.	51,400	1,440	0.56
Premier Farnell PLC	242,500	647	0.25
Samsung Electronics Co. Ltd. (GDR)[1]	908	333	0.13
Canon, Inc. (ADR)	900	29	0.01

		31,308	12.22

Consumer Staples - 11.74%
Pernod-Ricard SA	56,249	6,054	2.36
Nestle SA	87,868	5,576	2.18
Danone SA	75,279	4,627	1.81
Diageo PLC	158,100	4,518	1.76
Ajinomoto Co., Inc.	198,000	3,024	1.18
L'Oreal SA	22,218	2,830	1.11
Imperial Tobacco Group PLC	51,795	1,956	0.76
Reckitt Benckiser Group PLC	18,400	1,114	0.44
Nestle SA (ADR)	5,800	367	0.14

		30,066	11.74

Industrials - 11.51%
Assa Abloy AB, Class B	184,256	6,142	2.40
FANUC Corp.	28,400	4,522	1.77
SMC Corp.	26,000	4,097	1.60
Schneider Electric SA	56,648	3,542	1.38
Cae, Inc.	300,700	3,309	1.29
Andritz AG	49,895	3,005	1.17
JGC Corp.	79,000	2,716	1.06
FirstGroup PLC	373,100	1,147	0.45

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials—continued
Mitsubishi Corp.	34,500	$616	0.24%
Nidec Corp.	5,500	391	0.15

		29,487	11.51

Energy - 10.23%
Seadrill Ltd.	118,850	4,811	1.88
Fugro NV	68,783	4,650	1.82
BG Group PLC	233,000	4,315	1.68
Royal Dutch Shell PLC, Class A (ADR)	61,700	4,225	1.65
Cenovus Energy, Inc.	92,800	3,274	1.28
Encana Corp.	131,600	2,965	1.16
China Shenhua Energy Co. Ltd., Class H	458,500	1,952	0.76

		26,192	10.23

Consumer Discretionary - 9.26%
Compagnie Financiere Richemont SA, Class A	80,481	5,219	2.04
SES SA	150,024	4,151	1.62
Bayerische Motoren Werke AG	35,015	2,789	1.09
Hennes & Mauritz AB, Class B	81,249	2,750	1.07
LVMH Moet Hennessy Louis Vuitton SA	15,576	2,532	0.99
Inditex SA	16,349	2,086	0.81
Carnival PLC	30,500	1,213	0.47
Wolters Kluwer NV	60,913	1,179	0.46
Denso Corp.	34,500	1,080	0.42
Whitbread PLC	19,300	732	0.29

		23,731	9.26

Materials - 8.26%
Syngenta AG	14,395	5,623	2.20
Air Liquide SA	24,651	2,908	1.14
Linde AG	14,154	2,380	0.93
Inmet Mining Corp.	43,800	2,259	0.88
Rio Tinto PLC	44,200	2,214	0.86
BHP Billiton Ltd.	59,865	2,128	0.83
Koninklijke DSM NV	32,168	1,652	0.64
Barrick Gold Corp.	27,600	1,116	0.44
Newcrest Mining Ltd.	32,153	882	0.34

		21,162	8.26

Health Care - 8.01%
Novo Nordisk A/S, Class B	23,919	3,855	1.50
Bayer AG	43,537	3,792	1.48
Roche Holding AG	19,692	3,787	1.48
Novartis AG	53,269	3,206	1.25
Essilor International SA	31,784	2,865	1.12
Sysmex Corp.	52,200	2,455	0.96
Sonova Holding AG2	3,342	336	0.13
Shire PLC	8,300	233	0.09

		20,529	8.01

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Telecommunication Services - 2.97%
Softbank Corp.	127,000	$4,020	1.57%
Oi SA (ADR)	325,000	1,307	0.51
Swisscom AG	2,976	1,236	0.48
Telus Corp.	14,700	945	0.37
Koninklijke KPN NV	17,006	108	0.04

		7,616	2.97

Utilities - 2.49%
Hong Kong & China Gas Co. Ltd.	1,440,693	3,839	1.50
National Grid PLC	223,200	2,545	0.99

		6,384	2.49

Total Common Stocks (cost: $222,928,417)		231,846	90.50

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 9.64%
Ei Du Pont De Nemours & Co., 0.13%, 11/26/12[3]	$2,000	2,000	0.78
Federal Home Loan Bank:[3]
0.15%, 11/19/12	3,700	3,700	1.44
0.13%, 12/07/12	1,600	1,600	0.62
0.13%, 12/21/12	3,100	3,099	1.21
0.125%, 11/14/12	1,000	1,000	0.39
0.125%, 11/28/12	3,705	3,704	1.45
0.12%, 12/19/12	1,300	1,300	0.51
Federal National Mortgage Association, 0.12%, 11/07/12[3]	1,700	1,700	0.66
Jupiter Securitization Co. LLC:[3]
0.16%, 11/16/12	1,400	1,400	0.55
0.20%, 01/04/13	2,200	2,199	0.86
Wal-Mart Stores, Inc., 0.12%, 11/05/12[3]	3,000	3,000	1.17

Total Short-term securities (cost: $24,702,224)		24,702	9.64

Total investment securities (cost: $247,630,641)		256,548	100.14
Other assets less liabilities		(363)	(0.14)

Net assets		$256,185	100.00%

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate market value of these securities amounted to $333,145, representing 0.13% of net assets.
[2]	Non-income producing security.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital U.S. Equity Fund
October 31, 2012

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2012, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

Capital U.S. Equity Fund

Schedule of Investments

at October 31, 2012

	Shares	Market value (000)	Percent of net assets
Common Stocks - 92.51%
Consumer Discretionary - 15.59%
Comcast Corp., Class A	76,500	$2,869	2.79%
The Home Depot, Inc.	35,200	2,161	2.10
Carnival Corp.	48,100	1,822	1.77
Tiffany & Co.	23,500	1,486	1.45
Target Corp.	23,100	1,473	1.43
Stanley Black & Decker, Inc.	18,900	1,310	1.27
Darden Restaurants, Inc.	18,600	979	0.95
Scripps Networks Interactive, Inc., Class A	15,200	923	0.90
Coach, Inc.	16,400	919	0.89
The Walt Disney Co.	15,400	756	0.74
Signet Jewelers Ltd.	12,800	662	0.65
NIKE, Inc., Class B	4,000	365	0.36
Time Warner Cable, Inc.	3,000	297	0.29

		16,022	15.59

Industrials - 14.43%
Eaton Corp.	38,300	1,808	1.76
United Technologies Corp.	22,900	1,790	1.74
Danaher Corp.	31,300	1,619	1.58
Iron Mountain, Inc.	42,100	1,457	1.42
Norfolk Southern Corp.	23,500	1,442	1.40
Caterpillar, Inc.	13,400	1,136	1.11
Nielsen Holdings NV1	37,400	1,082	1.05
Republic Services, Inc.	33,400	947	0.92
General Electric Co.	43,500	916	0.89
Union Pacific Corp.	4,800	591	0.57
Emerson Electric Co.	10,500	508	0.49
Cae, Inc.	46,000	502	0.49
3M Co.	5,500	482	0.47
The Boeing Co.	5,700	401	0.39
United Parcel Service, Inc., Class B	2,100	154	0.15

		14,835	14.43

Information Technology - 14.04%
International Business Machines Corp.	10,400	2,023	1.97
Apple, Inc.	3,090	1,839	1.79
Google, Inc., Class A1	2,350	1,597	1.55
Jack Henry & Associates, Inc.	40,800	1,550	1.51
QUALCOMM, Inc.	20,300	1,189	1.16
Microsoft Corp.	41,100	1,173	1.14
Broadcom Corp., Class A1	34,600	1,091	1.06
Oracle Corp.	32,200	1,000	0.97
Accenture PLC, Class A	11,925	804	0.78
Jabil Circuit, Inc.	39,000	676	0.66
Visa, Inc., Class A	3,900	541	0.53
Genpact Ltd.	29,000	511	0.50
TE Connectivity Ltd.	13,600	438	0.42

		14,432	14.04

Energy - 13.72%
Schlumberger Ltd.	31,200	2,169	2.11

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Energy—continued
Royal Dutch Shell PLC, Class A (ADR)	28,600	$1,959	1.91%
Cenovus Energy, Inc.	54,100	1,910	1.86
Chevron Corp.	12,700	1,400	1.36
Noble Energy, Inc.	11,500	1,093	1.06
Halliburton Co.	33,500	1,082	1.05
Ensco PLC, Class A	16,500	954	0.93
Encana Corp.	41,200	929	0.90
EOG Resources, Inc.	7,400	862	0.84
Dril-quip, Inc.[1]	9,600	665	0.65
Kinder Morgan, Inc.	16,600	576	0.56
Cobalt International Energy, Inc.[1]	24,000	499	0.49

		14,098	13.72

Health Care - 12.96%
Gilead Sciences, Inc.[1]	38,200	2,565	2.50
Bristol-Myers Squibb Co.	75,900	2,524	2.46
Allergan, Inc.	17,700	1,592	1.55
Express Scripts Holding Co.[1]	22,600	1,391	1.35
Cerner Corp.[1]	17,600	1,341	1.30
Seattle Genetics, Inc.[1]	52,800	1,328	1.29
Centene Corp.[1]	18,000	684	0.67
UnitedHealth Group, Inc.	10,900	610	0.59
Novo Nordisk A/S	3,700	593	0.58
Pfizer, Inc.	21,600	537	0.52
Agilent Technologies, Inc.	4,200	151	0.15

		13,316	12.96

Financials - 11.54%
American Tower Corp.	23,000	1,732	1.69
BB&T Corp.	55,200	1,598	1.55
CME Group, Inc.	26,750	1,496	1.46
JPMorgan Chase & Co.	34,000	1,417	1.38
The Goldman Sachs Group, Inc.	10,400	1,273	1.24
Marsh & McLennan Cos., Inc.	30,600	1,041	1.01
BlackRock, Inc.	4,950	939	0.91
Ace Ltd.	11,200	881	0.86
Aflac, Inc.	11,900	593	0.58
The Charles Schwab Corp.	25,700	349	0.34
Aon PLC	5,600	302	0.29
The Progressive Corp.	10,500	234	0.23

		11,855	11.54

Materials - 7.10%
Monsanto Co.	23,600	2,031	1.98
Air Products & Chemicals, Inc.	16,800	1,302	1.27
Ecolab, Inc.	13,900	967	0.94
The Mosaic Co.	17,400	911	0.88
Barrick Gold Corp.	14,100	571	0.55
Allegheny Technologies, Inc.	20,000	527	0.51
Nucor Corp.	12,600	506	0.49
The Dow Chemical Co.	11,800	346	0.34

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
Rio Tinto PLC	2,800	$140	0.14%

		7,301	7.10

Consumer Staples - 2.55%
Philip Morris International, Inc.	12,400	1,098	1.07
Nestle SA (ADR)	15,900	1,007	0.98
PepsiCo, Inc.	4,300	298	0.29
Diageo PLC (ADR)	1,900	217	0.21

		2,620	2.55

Utilities - 0.58%
National Grid PLC	10,500	599	0.58

		599	0.58

Total Common Stocks (cost: $85,208,144)		95,078	92.51

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 7.39%
Ei Dupont, 0.18%, 12/11/12[2]	$1,200	1,200	1.17
Federal Home Loan Bank:[2]
0.13%, 12/12/12	1,200	1,200	1.17
0.13%, 11/30/12	500	500	0.48
Honeywell International, Inc., 0.14%, 12/19/12[2]	2,700	2,699	2.63
United Technologies Corp., 1.00%, 11/01/12[2]	2,000	2,000	1.94

Total Short-term securities (cost: $7,599,026)		7,599	7.39

Total investment securities (cost: $92,807,170)		102,677	99.90
Other assets less liabilities		99	0.10

Net assets		$102,776	100.00%

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

Capital Core Municipal Fund
Statement of assets and liabilities
at October 31, 2012	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $271,462)		$285,876
Short-term investments, at value (cost: $7,355)		7,355
Cash		80
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Interest	3,510
Reimbursement from investment adviser	5
		3,515
Total assets		296,826

Liabilities:
Payables for:
Purchases of investments	3,839
Repurchases of fund's shares	315
Dividend on fund shares	210
Investment advisory services	87
Other accrued expenses	82
Total liabilities		4,533
Net assets at October 31, 2012:		$292,293

Net assets consist of:
Capital paid in on shares of beneficial interest		$277,956
Distributions in excess of net investment income		(1)
Accumulated net realized loss		(76)
Net unrealized appreciation		14,414
Net assets at October 31, 2012		$292,293

Shares outstanding:		27,481

Net asset value per share:		$10.64

Capital Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2012		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $115,126)		$118,267
	Short-term investments, at value (cost: $5,650)		5,650
	Cash		39
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	–
	Interest	1,403
	Reimbursement from investment adviser	7
			1,410
	Total assets		125,366

Liabilities:
	Payables for:
	Purchases of investments	1,188
	Repurchases of fund's shares	36
	Dividend on fund shares	32
	Investment advisory services	37
	Other accrued expenses	65
	Total liabilities		1,358
Net assets at October 31, 2012:			$124,008

Net assets consist of:
	Capital paid in on shares of beneficial interest		$120,378
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized gain		489
	Net unrealized appreciation		3,141
Net assets at October 31, 2012			$124,008

Shares outstanding:			12,022

Net asset value per share:			$10.32

[1]	Amount rounds to less than $1,000.

Capital California Core Municipal Fund
Statement of assets and liabilities
at October 31, 2012		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $178,969)		$187,688
	Short-term investments, at value (cost: $20,770)		20,770
	Cash		75
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	185
	Interest	2,135
	Reimbursement from investment adviser	4
			2,324
	Total assets		210,857

Liabilities:
	Payables for:
	Purchases of investments	1,557
	Repurchases of fund's shares	1,125
	Dividend on fund shares	137
	Investment advisory services	61
	Other accrued expenses	64
	Total liabilities		2,944
Net assets at October 31, 2012:			$207,913

Net assets consist of:
	Capital paid in on shares of beneficial interest		$198,334
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized gain		860
	Net unrealized appreciation		8,719
Net assets at October 31, 2012			$207,913

Shares outstanding:			19,527

Net asset value per share:			$10.65

[1]	Amount rounds to less than $1,000.

Capital California Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2012		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $75,790)		$77,776
	Short-term investments, at value (cost: $29,493)		29,493
	Cash		57
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	253
	Interest	877
	Reimbursement from investment adviser	5
			1,135
	Total assets		108,461

Liabilities:
	Payables for:
	Purchases of investments	588
	Repurchases of fund's shares	338
	Dividend on fund shares	10
	Investment advisory services	32
	Other accrued expenses	57
	Total liabilities		1,025
Net assets at October 31, 2012:			$107,436

Net assets consist of:
	Capital paid in on shares of beneficial interest		$105,393
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized gain		57
	Net unrealized appreciation		1,986
Net assets at October 31, 2012			$107,436

Shares outstanding:			10,408

Net asset value per share:			$10.32

[1]	Amount rounds to less than $1,000.

Capital Core Bond Fund
Statement of assets and liabilities
at October 31, 2012	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $280,121)		$290,398
Short-term investments, at value (cost: $41,797)		41,797
Cash		98
Receivables for:
Sales of investments	16,407
Sales of fund's shares	–
Interest	1,682
Reimbursement from investment adviser	5
		18,094
Total assets		350,387

Liabilities:
Payables for:
Purchases of investments	53,082
Repurchases of fund's shares	585
Dividend on fund shares	83
Investment advisory services	93
Other accrued expenses	82
Total liabilities		53,925
Net assets at October 31, 2012:		$296,462

Net assets consist of:
Capital paid in on shares of beneficial interest		$281,698
Accumulated undistributed net investment income		10
Accumulated net realized gain		4,477
Net unrealized appreciation		10,277
Net assets at October 31, 2012		$296,462

Shares outstanding:		27,921

Net asset value per share:		$10.62

Capital Global Equity Fund
Statement of assets and liabilities
at October 31, 2012	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $182,334)		$197,965
Cash		–
Receivables for:
Sales of investments	13,260
Sales of fund's shares	470
Dividends	431
Reimbursement from investment adviser	1
		14,162
Total assets		212,127

Liabilities:
Payables for:
Purchases of investments	–
Repurchases of fund's shares	214
Due to custodian	6,839
Unified fees	161
Other accrued expenses	1
Total liabilities		7,215
Net assets at October 31, 2012:		$204,912

Net assets consist of:
Capital paid in on shares of beneficial interest		$195,263
Accumulated undistributed net investment income		2,363
Accumulated net realized loss		(8,344)
Net unrealized appreciation		15,630
Net assets at October 31, 2012		$204,912

Shares outstanding:		20,519

Net asset value per share:		$9.99

Capital Non-U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2012	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $222,928)		$231,846
Short-term investments, at value (cost: $24,702)		24,702
Cash		56
Receivables for:
Sales of investments	12
Sales of fund's shares	2,470
Dividends	333
Reimbursement from investment adviser	1
		2,816
Total assets		259,420

Liabilities:
Payables for:
Purchases of investments	2,875
Repurchases of fund's shares	185
Unified fees	174
Other accrued expenses	1
Total liabilities		3,235
Net assets at October 31, 2012:		$256,185

Net assets consist of:
Capital paid in on shares of beneficial interest		$250,674
Accumulated undistributed net investment income		1,403
Accumulated net realized loss		(4,803)
Net unrealized appreciation		8,911
Net assets at October 31, 2012		$256,185

Shares outstanding:		26,297

Net asset value per share:		$9.74

Capital U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2012	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $85,208)		$95,078
Short-term investments, at value (cost: $7,599)		7,599
Cash		35
Receivables for:
Sales of investments	–
Sales of fund's shares	121
Dividends	284
Reimbursement from investment adviser	1
		406
Total assets		103,118

Liabilities:
Payables for:
Purchases of investments	–
Repurchases of fund's shares	285
Unified fees	56
Other accrued expenses	1
Total liabilities		342
Net assets at October 31, 2012:		$102,776

Net assets consist of:
Capital paid in on shares of beneficial interest		$92,987
Accumulated undistributed net investment income		253
Accumulated net realized loss		(334)
Net unrealized appreciation		9,870
Net assets at October 31, 2012		$102,776

Shares outstanding:		6,968

Net asset value per share:		$14.75

Capital Core Municipal Fund
Statement of operations
for the year ended October 31, 2012		(dollars in thousands)

Investment income:
Income:
Interest		$6,816

Fees and expenses:
Investment advisory services	1,002
Administrative and accounting services	85
Registration fees	38
Audit and tax fees	40
Transfer agent services	15
Trustees' compensation	11
Other	10
Total fees and expenses		1,201
Reimbursement of fees		(56)
Net fees and expenses		1,145
Net investment income		5,671

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		539
Net unrealized appreciation on investments		8,690
Net realized gain and unrealized appreciation on investments		9,229
Net increase in net assets resulting from operations		$14,900

Capital Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2012		(dollars in thousands)

Investment income:
Income:
Interest		$2,350

Fees and expenses:
Investment advisory services	478
Administrative and accounting services	41
Registration fees	34
Audit and tax fees	40
Transfer agent services	14
Trustees' compensation	11
Other	8
Total fees and expenses		626
Reimbursement of fees		(79)
Net fees and expenses		547
Net investment income		1,803

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		503
Net unrealized appreciation on investments		1,282
Net realized gain and unrealized appreciation on investments		1,785
Net increase in net assets resulting from operations		$3,588

Capital California Core Municipal Fund
Statement of operations
for the year ended October 31, 2012		(dollars in thousands)

Investment income:
Income:
Interest		$4,447

Fees and expenses:
Investment advisory services	650
Administrative and accounting services	55
Registration fees	9
Audit and tax fees	40
Transfer agent services	14
Trustees' compensation	11
Other	8
Total fees and expenses		787
Reimbursement of fees		(44)
Net fees and expenses		743
Net investment income		3,704

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		860
Net unrealized appreciation on investments		5,779
Net realized gain and unrealized appreciation on investments		6,639
Net increase in net assets resulting from operations		$10,343

Capital California Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2012		(dollars in thousands)

Investment income:
Income:
Interest		$1,239

Fees and expenses:
Investment advisory services	330
Administrative and accounting services	28
Registration fees	10
Audit and tax fees	40
Transfer agent services	14
Trustees' compensation	11
Other	6
Total fees and expenses		439
Reimbursement of fees		(62)
Net fees and expenses		377
Net investment income		862

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		57
Net unrealized appreciation on investments		1,469
Net realized gain and unrealized appreciation on investments		1,526
Net increase in net assets resulting from operations		$2,388

Capital Core Bond Fund
Statement of operations
for the year ended October 31, 2012		(dollars in thousands)

Investment income:
Income:
Interest		$6,039

Fees and expenses:
Investment advisory services	1,043
Administrative and accounting services	89
Registration fees	39
Audit and tax fees	40
Transfer agent services	14
Trustees' compensation	11
Other	11
Total fees and expenses		1,247
Reimbursement of fees		(55)
Net fees and expenses		1,192
Net investment income		4,847

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		4,490
Net unrealized appreciation on investments		2,072
Net realized gain and unrealized appreciation on investments		6,562
Net increase in net assets resulting from operations		$11,409

Capital Global Equity Fund
Statement of operations
for the year ended October 31, 2012			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $205)	$4,029
	Interest	13		4,042

	Fees and expenses:
	Unified fees	1,483
	Trustees' compensation	11
	Legal fees	3
	Other	-	[1]
	Total fees and expenses			1,497
	Reimbursement of fees			(15)
	Net fees and expenses			1,482
	Net investment income			2,560

Net realized loss and unrealized appreciation on investments and currency:
	Net realized loss on investments			(5,246)
	Net realized loss on currency			(25)
	Net unrealized appreciation on investments			18,242
	Net unrealized appreciation on currency translations			-	[1]
	Net realized loss and unrealized appreciation on investments and currency			12,971
Net increase in net assets resulting from operations				$15,531

[1]	Amount rounds to less than $1,000.

Capital Non-U.S. Equity Fund
Statement of operations
for the year ended October 31, 2012			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $181)	$2,241
	Interest	13		2,254

	Fees and expenses:
	Unified fees	859
	Trustees' compensation	11
	Legal fees	3
	Other	-	[1]
	Total fees and expenses			873
	Reimbursement of fees			(15)
	Net fees and expenses			858
	Net investment income			1,396

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(2,995)
	Net realized gain on currency			62
	Net unrealized appreciation on investments			11,882
	Net unrealized depreciation on currency translations			(5)
	Net realized loss and unrealized appreciation on investments and currency			8,944
Net increase in net assets resulting from operations				$10,340

[1]	Amount rounds to less than $1,000.

Capital U.S. Equity Fund
Statement of operations
for the year ended October 31, 2012			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $24)	$1,813
	Interest	6		1,819

	Fees and expenses:
	Unified fees	545
	Trustees' compensation	11
	Legal fees	3
	Other	-	[1]
	Total fees and expenses			559
	Reimbursement of fees			(15)
	Net fees and expenses			544
	Net investment income			1,275

Net realized loss and unrealized appreciation on investments and currency:
	Net realized loss on investments			(227)
	Net realized loss on currency			(-)	[1]
	Net unrealized appreciation on investments			6,945
	Net realized loss and unrealized appreciation on investments and currency			6,718
Net increase in net assets resulting from operations				$7,993

[1]	Amount rounds to less than $1,000.

Capital Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/12	For the year ended 10/31/11

Operations:
Net investment income	$5,671	$5,210
Net realized gain (loss) on investments	539	(615)
Net unrealized appreciation on investments	8,690	557
Net increase in net assets resulting from operations	14,900	5,152

Dividends and distributions to shareholders:
Dividends from net investment income	(5,673)	(5,209)
Distributions from capital gain	–	(576)
Total dividends and distributions	(5,673)	(5,785)

Net capital share transactions	33,520	(18,523)

Total increase (decrease) in net assets	42,747	(19,156)

Net assets:
Beginning of year	249,546	268,702
End of year (including distributions in excess of and undistributed net investment income: $(1) and $1, respectively.)	$292,293	$249,546

Capital Short-Term Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/12	For the year ended 10/31/11

Operations:
Net investment income	$1,803	$1,312
Net realized gain (loss) on investments	503	(13)
Net unrealized appreciation on investments	1,282	778
Net increase in net assets resulting from operations	3,588	2,077

Dividends and distributions to shareholders:
Dividends from net investment income	(1,803)	(1,315)
Distributions from capital gain	–	(100)
Total dividends and distributions	(1,803)	(1,415)

Net capital share transactions	(15,741)	47,805

Total increase (decrease) in net assets	(13,956)	48,467

Net assets:
Beginning of year	137,964	89,497
End of year (including distributions in excess of and undistributed net investment income: $(-)[1] and $-[1], respectively.)	$124,008	$137,964

[1]	Amount rounds to less than $1,000.

Capital California Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/12	For the year ended 10/31/11

Operations:
Net investment income	$3,704	$2,971
Net realized gain on investments	860	33
Net unrealized appreciation on investments	5,779	424
Net increase in net assets resulting from operations	10,343	3,428

Dividends and distributions to shareholders:
Dividends from net investment income	(3,705)	(2,970)
Distributions from capital gain	(32)	(1)
Total dividends and distributions	(3,737)	(2,971)

Net capital share transactions	43,512	(11,204)

Total increase (decrease) in net assets	50,118	(10,747)

Net assets:
Beginning of year	157,795	168,542
End of year (including distributions in excess of and undistributed net investment income: $(-)[1] and $1, respectively.)	$207,913	$157,795

[1]	Amount rounds to less than $1,000.

Capital California Short-Term Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/12	For the year ended 10/31/11

Operations:
Net investment income	$862	$510
Net realized gain on investments	57	38
Net unrealized appreciation on investments	1,469	84
Net increase in net assets resulting from operations	2,388	632

Dividends and distributions to shareholders:
Dividends from net investment income	(862)	(510)
Distributions from capital gain	(29)	–
Total dividends and distributions	(891)	(510)

Net capital share transactions	29,412	25,740

Total increase in net assets	30,909	25,862

Net assets:
Beginning of year	76,527	50,665
End of year (including distributions in excess of and undistributed net investment income: $(-)[1] and $-, respectively.)	$107,436	$76,527

[1]	Amount rounds to less than $1,000.

Capital Core Bond Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/12	For the year ended 10/31/11

Operations:
Net investment income	$4,847	$4,659
Net realized gain on investments	4,490	741
Net unrealized appreciation on investments	2,072	2,314
Net increase in net assets resulting from operations	11,409	7,714

Dividends and distributions to shareholders:
Dividends from net investment income	(4,838)	(5,055)
Distributions from capital gain	(357)	(2,947)
Total dividends and distributions	(5,195)	(8,002)

Net capital share transactions	10,209	50,142

Total increase in net assets	16,423	49,854

Net assets:
Beginning of year	280,039	230,185
End of year (including undistributed net investment income: $10 and $-, respectively.)	$296,462	$280,039

Capital Global Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/12	For the year ended 10/31/11[1]

Operations:
Net investment income	$2,560	$422
Net realized loss on investments and currency	(5,271)	(3,141)
Net unrealized appreciation (depreciation) on investments and currency	18,242	(2,612)
Net increase (decrease) in net assets resulting from operations	15,531	(5,331)

Dividends and distributions to shareholders:
Dividends from net investment income	(551)	–
Distributions from capital gain	–	–
Total dividends and distributions	(551)	–

Net capital share transactions	64,461	130,802

Total increase in net assets	79,441	125,471

Net assets:
Beginning of year	125,471	–
End of year (including undistributed net investment income: $2,363 and $396, respectively.)	$204,912	$125,471

[1]	The Fund commenced operations on April 1, 2011.

Capital Non-U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/12	For the year ended 10/31/11[1]

Operations:
Net investment income	$1,396	$302
Net realized loss on investments and currency	(2,933)	(1,875)
Net unrealized appreciation (depreciation) on investments and currency	11,877	(2,966)
Net increase (decrease) in net assets resulting from operations	10,340	(4,539)

Dividends and distributions to shareholders:
Dividends from net investment income	(290)	–
Distributions from capital gain	–	–
Total dividends and distributions	(290)	–

Net capital share transactions	196,120	54,554

Total increase in net assets	206,170	50,015

Net assets:
Beginning of year	50,015	–
End of year (including undistributed net investment income: $1,403 and $234, respectively.)	$256,185	$50,015

[1]	The Fund commenced operations on April 1, 2011.

Capital U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/12	For the year ended 10/31/11[1]

Operations:
Net investment income	$1,275	$522
Net realized gain (loss) on investments and currency	(227)	9,587
Net unrealized appreciation (depreciation) on investments	6,945	(15,313)
Net increase (decrease) in net assets resulting from operations	7,993	(5,204)

Dividends and distributions to shareholders:
Dividends from net investment income	(1,038)	(485)
Distributions from capital gain	(3,822)	–
Total dividends and distributions	(4,860)	(485)

Net capital share transactions	25,514	(5,991)

Total increase (decrease) in net assets	28,647	(11,680)

Net assets:
Beginning of year	74,129	85,809
End of year (including undistributed net investment income: $253 and $39, respectively.)	$102,776	$74,129

[1]	Endowments - Growth and Income Portfolio (the "Predecessor Fund") was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011. In connection with the reorganization, the Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund and the fund changed its fiscal year-end from July to October.

1. Organization

Capital Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund) and three equity funds (Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund) (each a “Fund,” collectively the “Funds”). On April 1, 2011, Capital Global Equity Fund and Capital Non-U.S. Equity Fund each obtained its initial capitalization of $25,000,000 from the sale of shares of beneficial interest to Capital Guardian Trust Company. The Trust’s fiscal year ends on October 31. Each Fund offers one class of shares.

Endowments-Growth and Income Portfolio (the “Predecessor Fund”), was reorganized into the Capital U.S. Equity Fund, effective at the close of business April 1, 2011, pursuant to an Agreement and Plan of Reorganization, dated March 25, 2011, and approved by the shareholders of the Predecessor Fund. The Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund. In connection with the reorganization, the fiscal year end and tax year end of the Predecessor Fund was changed from July 31 to October 31 to conform with the other series of the Trust.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Core Bond Fund seeks to provide current income and to preserve capital. Capital Global Equity Fund and Capital Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees as further described below.  The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations.  The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets.  Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.  For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2012 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$285,876	$–	$285,876
Short-term investments	–	7,355	–	7,355
Total Investments	$–	$293,231	$–	$293,231
Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$118,267	$–	$118,267
Short-term investments	–	5,650	–	5,650
Total Investments	$–	$123,917	$–	$123,917

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$187,688	$–	$187,688
Short-term investments	–	20,770	–	20,770
Total Investments	$–	$208,458	$–	$208,458

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$77,776	$–	$77,776
Short-term investments	–	29,493	–	29,493
Total Investments	$–	$107,269	$–	$107,269

Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$135,840	$–	$135,840
Mortgage-backed obligations	–	76,947	–	76,947
Corporate bonds & notes	–	73,635	–	73,635
Municipals	–	3,487	–	3,487
Government agency bonds & notes outside the U.S.	–	167	–	167
Asset-backed obligations	–	322	–	322
Short-term investments	–	41,797	–	41,797
Total investments	$–	$332,195	$–	$332,195

Capital Global Equity Fund
Common Stocks[1]	$197,965	$–	$–	$197,965
Total investments	$197,965	$–	$–	$197,965

Investment Securities	Level 1	Level 2	Level 3	Total
Capital Non-U.S. Equity Fund
Common Stocks[1]	$231,846	$–	$–	$231,846
Short-term investments	–	24,702	–	24,702
Total investments	$231,846	$24,702	$–	$256,548

Capital U.S. Equity Fund
Common Stocks[1]	$95,078	$–	$–	$95,078
Short-term investments	–	7,599	–	7,599
Total investments	$95,078	$7,599	$–	$102,677

1 The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

At October 31, 2012, securities with a market value of $75,987,000, which represented 37.08% of the net assets of Capital Global Equity Fund and securities with a market value of $194,809,000, which represented 76.04% of the net assets of Capital Non-U.S. Equity Fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading. There were no Level 3 securities held in the Funds during the year ended October 31, 2012.

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities.  The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the Funds more susceptible to certain economic, political or regulatory occurrences.  As a result, the potential for fluctuations in a Fund’s share price may increase.

Management – The investment adviser to the Funds actively manages the Funds’ investments.  Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California – Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than comparable municipal bond mutual funds that do not concentrate their investments in a single state.  For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.  Accordingly, the current market values for these securities will fluctuate with changes in interest rates.  Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage related securities – Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general.  If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Funds’ income.  Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential investment in higher yielding securities.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates.  These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.  Securities markets in certain countries may be more volatile and/or less liquid than those in the United States.  Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.  The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in income-oriented stocks – Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Funds invest.

5. Taxation and distributions

Federal income taxation –The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year.  The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.  Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions –Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes.  These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of market discounts.  The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The tax character of distributions paid during the year ended October 31, 2012 and the period ended October 31, 2011, the most recently completed tax year, were as follows (dollars in thousands):

	Tax-Exempt		Ordinary Income		Long-Term Capital Gains
	2012	2011	2012	2011	2012	2011
Capital Core Municipal Fund	$ 5,671	$5,206	$ 2	$579	$ –	$ –
Capital Short-Term Municipal Fund	1,803	1,315	–[1]	100	–	–
Capital California Core Municipal Fund	3,701	2,969	4	3	32	–
Capital California Short-Term Municipal Fund	862	510	28	-[1]	1	–
Capital Core Bond Fund	–	–	4,983	8,002	212	–
Capital Global Equity Fund*	–	–	551	–	–	–
Capital Non-U.S. Equity Fund*	–	–	290	–	–	–
Capital U.S. Equity Fund*	–	–	1,038	485	3,823	–

*Commencement of operations was 4/1/11.

1 Rounds to less than $1,000.

At October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows (dollars in thousands):

	Tax-Exempt	Undistributed ordinary income	Undistributed Long-Term Capital Gains	Other Temporary Differences	Capital Loss Carryover	Unrealized appreciation	Total
Capital Core Municipal Fund	$ 210	$ –	$ –	$ (210)	$ (77)	$ 14,414	$14,337
Capital Short-Term Municipal Fund	32	3	486	(32)	–	3,141	3,630
Capital California Core Municipal Fund	136	20	840	(136)	–	8,719	9,579
Capital California Short-Term Municipal Fund	10	–	57	(10)	–	1,986	2,043
Capital Core Bond Fund	–	2,488	2,092	(82)	–	10,266	14,764
Capital Global Equity Fund	–	2,362	–	–	(6,763)	14,050	9,649
Capital Non-U.S. Equity Fund	–	1,414	–	–	(4,222)	8,319	5,511
Capital U.S. Equity Fund	–	253	54	–	–	9,482	9,789

Capital loss carryovers available to the Funds at October 31, 2012 were as follows (dollars in thousands):

	Expiring 2019	Unlimited Long-Term	Unlimited Short-Term
Capital Core Municipal Fund[1]	$ 77	$ –	$ –
Capital Short-Term Municipal Fund[2]	–	–	–
Capital California Core Municipal Fund	–	–	–
Capital California Short-Term Municipal Fund	–	–	–
Capital Core Bond Fund	–	–	–
Capital Global Equity Fund	–	1,048	5,715
Capital Non-U.S. Equity Fund	–	758	3,464
Capital U.S. Equity Fund	–	–	–

[1] During the year ended October 31, 2012, a capital loss carryforward of $539 was utilized to offset net realized gains by the Fund.

[2] During the year ended October 31, 2012, a capital loss carryforward of $14 was utilized to offset net realized gains by the Fund.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at October 31, 2012 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Core Municipal Fund	$ 278,817	$ 14,422	$ (8)	$14,414
Capital Short-Term Municipal Fund	120,776	3,149	(8)	3,141
Capital California Core Municipal Fund	199,739	8,723	(4)	8,719
Capital California Short-Term Municipal Fund	105,283	1,986	–[1]	1,986
Capital Core Bond Fund	321,929	10,370	(104)	10,266
Capital Global Equity Fund	183,914	17,686	(3,635)	14,051
Capital Non-U.S. Equity Fund	248,212	12,779	(4,442)	8,337
Capital U.S. Equity Fund	93,195	11,217	(1,735)	9,482

1 Rounds to less than $1,000.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

6. Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through December 31, 2012, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%

Capital Core Bond Fund	0.40%
Capital Global Equity Fund	0.85%
Capital Non-U.S. Equity Fund	0.85%
Capital U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the funds. The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund. The unified management fee for the Capital Global Equity Fund and Capital Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, CGTC pays all expenses of managing and operating the funds out of the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds. A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

7. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase/decrease
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2012
Capital Core Municipal Fund	$ 80,318	7,647	$ 3,229	306	$ (50,027)	(4,732)	$ 33,520	3,221
Capital Short-Term Municipal Fund	60,368	5,876	1,452	141	(77,561)	(7,536)	(15,741)	(1,519)
Capital California Core Municipal Fund	65,225	6,195	2,134	203	(23,847)	(2,262)	43,512	4,136
Capital California Short-Term Municipal Fund	96,806	9,407	741	72	(68,135)	(6,630)	29,412	2,849
Capital Core Bond Fund	63,332	6,037	3,376	322	(56,499)	(5,369)	10,209	990

Capital Global Equity Fund	129,539	13,702	343	38	(65,421)	(6,886)	64,461	6,854
Capital Non-U.S. Equity Fund	216,260	22,929	239	28	(20,379)	(2,168)	196,120	20,789
Capital U.S. Equity Fund	58,062	4,038	4,202	316	(36,750)	(2,563)	25,514	1,791
Year ended October 31, 2011
Capital Core Municipal Fund	$ 49,386	4,861	$ 3,067	303	$ (70,976)	(7,057)	$ (18,523)	(1,893)
Capital Short-Term Municipal Fund	97,060	9,606	1,193	118	(50,448)	(4,982)	47,805	4,742
Capital California Core Municipal Fund	33,834	3,353	1,464	145	(46,502)	(4,641)	(11,204)	(1,143)
Capital California Short-Term Municipal Fund	54,808	5,440	377	38	(29,445)	(2,918)	25,740	2,560
Capital Core Bond Fund	92,892	9,085	6,162	609	(48,912)	(4,784)	50,142	4,910
Capital Global Equity Fund*	133,035	13,910	-	-	(2,233)	(245)	130,802	13,665
Capital Non-U.S. Equity Fund*	57,057	5,776	-	-	(2,503)	(268)	54,554	5,508
Capital U.S. Equity Fund*	8,986	623	389	28	(15,366)	(1,073)	(5,991)	(422)
*Commencement of operations was 4/1/11.
Eight months ended March 31, 2011
Capital U.S. Equity Fund	$ 5,020	347	$ 909	63	$ (7,790)	(559)	$ (1,861)	(149)

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

8. Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended October 31, 2012 as follows (dollars in thousands):

Fund	Cost of Investments Purchased		Proceeds from Investments Sold
	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Core Municipal Fund	$ –	$ 82,221	$ –	$ 35,280
Capital Short-Term Municipal Fund	–	32,103	–	29,007

Capital California Core Municipal Fund	–	78,854	–	35,457
Capital California Short-Term Municipal Fund	–	33,831	–	9,634
Capital Core Bond Fund	356,911	43,173	343,708	40,973
Capital Global Equity Fund	–	125,538	–	56,595
Capital Non-U.S. Equity Fund	–	191,157	–	15,917
Capital U.S. Equity Fund	–	58,053	–	41,872

9. Fund Merger

On April 01, 2011, the Capital U.S. Equity Fund acquired all of the assets and assumed all of the liabilities of Endowments - Growth and Income Portfolio (the "Predecessor Fund") pursuant to a plan of reorganization approved by the Board of Trustees on January 31, 2011. The acquisition was accomplished by a tax-free exchange as follows:

5,599,076 shares of the Predecessor Fund, valued at $86,205,437 were outstanding on the close of business on April 01, 2011. Capital U.S. Equity Fund began with a $10.00 seed investment. After the reorganization Capital U.S. Equity Fund had 5,599,076 shares valued at $86,205,447.

The investment portfolio and cash of the Predecessor Fund, with a value of $86,205,437 and identified cost of $57,353,020 were the principal assets acquired by the Capital U.S. Equity Fund. For financial reporting purposes, assets received and shares issued by the Capital U.S. Equity Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Capital U.S. Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Predecessor Fund were $86,205,437.

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been reflected in the statement of operations since April 01, 2011 for the Capital U.S. Equity Fund.

	Before Reorganization		After Reorganization
	Endowments - Growth and Income Portfolio	Capital U.S Equity Fund	Capital U.S. Equity Fund
Net Assets	$86,205,437	$10	$86,205,447
Shares Outstanding	5,599,076	–	5,599,076
Net Asset Value per Share	$15.40	$–	$15.40
Net unrealized appreciation/(depreciation)	18,636,603	–	18,636,603
Accumulated net realized gain/(loss)	(5,895,126)	–	(5,895,126)

Capital Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.29	$10.27	$10.00

Income from investment operations:
	Net investment income[3]	0.21	0.21	0.10
	Net realized and unrealized gains on securities	0.35	0.04	0.26
	Total from investment operations	0.56	0.25	0.36

Dividends and distributions:
	Dividends from net investment income	(0.21)	(0.21)	(0.09)
	Distributions from capital gain	—	(0.02)	—	[4]
	Total dividends and distributions	(0.21)	(0.23)	(0.09)

Net asset value, end of year		$10.64	$10.29	$10.27

Total Return[5]		5.46%	2.56%	3.63%

Net assets, end of year (in millions)		$292	$250	$269

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.42%	0.42%	0.43%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	1.98%	2.10%	1.81%	[6]

	Portfolio turnover rate	13%	19%	25%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

Capital Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.19	$10.17	$10.00

Income from investment operations:
	Net investment income[3]	0.14	0.11	0.05
	Net realized and unrealized gains on securities	0.13	0.02	0.17
	Total from investment operations	0.27	0.13	0.22

Dividends and distributions:
	Dividends from net investment income	(0.14)	(0.10)	(0.05)
	Distributions from capital gain	—	(0.01)	—	[4]
	Total dividends and distributions	(0.14)	(0.11)	(0.05)

Net asset value, end of year		$10.32	$10.19	$10.17

Total Return[5]		2.63%	1.33%	2.17%

Net assets, end of year (in millions)		$124	$138	$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.46%	0.46%	0.48%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	1.32%	1.04%	0.94%	[6]

	Portfolio turnover rate	25%	15%	36%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

Capital California Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/12		10/31/11		10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.25		$10.19		$10.00

Income from investment operations:
	Net investment income[3]	0.21		0.20		0.08
	Net realized and unrealized gains on securities	0.40		0.06		0.18
	Total from investment operations	0.61		0.26		0.26

Dividends and distributions:
	Dividends from net investment income	(0.21)		(0.20)		(0.07)
	Distributions from capital gain	—	[4]	—	[4]	—	[4]
	Total dividends and distributions	(0.21)		(0.20)		(0.07)

Net asset value, end of year		$10.65		$10.25		$10.19

Total Return[5]		5.99%		2.61%		2.61%

Net assets, end of year (in millions)		$208		$158		$169

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.42%		0.42%		0.45%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%		0.40%		0.40%	[6]
	Ratio of net investment income to average net assets[5]	1.99%		1.98%		1.41%	[6]

	Portfolio turnover rate	21%		24%		13%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

Capital California Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/12		10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.12		$10.13	$10.00

Income from investment operations:
	Net investment income[3]	0.09		0.08	0.04
	Net realized and unrealized gains (losses) on securities	0.20		(0.01)	0.13
	Total from investment operations	0.29		0.07	0.17

Dividends and distributions:
	Dividends from net investment income	(0.09)		(0.08)	(0.04)
	Distributions from capital gain	—	[4]	—	—
	Total dividends and distributions	(0.09)		(0.08)	(0.04)

Net asset value, end of year		$10.32		$10.12	$10.13

Total Return[5]		2.96%		0.72%	1.67%

Net assets, end of year (in millions)		$107		$77	$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.47%		0.49%	0.55%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%		0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	0.92%		0.83%	0.79%	[6]

	Portfolio turnover rate	14%		20%	35%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

Capital Core Bond Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.40	$10.45	$10.00

Income from investment operations:
	Net investment income[3]	0.17	0.19	0.09
	Net realized and unrealized gains on securities	0.23	0.09	0.46
	Total from investment operations	0.40	0.28	0.55

Dividends and distributions:
	Dividends from net investment income	(0.17)	(0.20)	(0.09)
	Distributions from capital gain	(0.01)	(0.13)	(0.01)
	Total dividends and distributions	(0.18)	(0.33)	(0.10)

Net asset value, end of year		$10.62	$10.40	$10.45

Total Return[4]		3.92%	2.80%	5.52%

Net assets, end of year (in millions)		$296	$280	$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.42%	0.42%	0.44%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.40%	0.40%	0.40%	[5]
	Ratio of net investment income to average net assets[4]	1.63%	1.82%	1.65%	[5]

	Portfolio turnover rate	134%	118%	123%	[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Capital Global Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year		$9.18	$10.00

Income from investment operations:
	Net investment income[3]	0.14	0.05
	Net realized and unrealized gains (losses) on securities and currency	0.71	(0.87)
	Total from investment operations	0.85	(0.82)

Dividends and distributions:
	Dividends from net investment income	(0.04)	—
	Distributions from capital gain	—	—
	Total dividends and distributions	(0.04)	—

Net asset value, end of year		$9.99	$9.18

Total Return[4]		9.19%	(8.20)%

Net assets, end of year (in millions)		$205	$125

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.86%	0.87%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.85%	0.85%	[5]
	Ratio of net investment income to average net assets[4]	1.47%	0.94%	[5]

	Portfolio turnover rate	35%	15%	[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Capital Non-U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year		$9.08	$10.00

Income from investment operations:
	Net investment income[3]	0.13	0.07
	Net realized and unrealized gains (losses) on securities and currency	0.58	(0.99)
	Total from investment operations	0.71	(0.92)

Dividends and distributions:
	Dividends from net investment income	(0.05)	—
	Distributions from capital gain	—	—
	Total dividends and distributions	(0.05)	—

Net asset value, end of year		$9.74	$9.08

Total Return[4]		7.91%	(9.20)%

Net assets, end of year (in millions)		$256	$50

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.86%	0.89%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.85%	0.85%	[5]
	Ratio of net investment income to average net assets[4]	1.38%	1.32%	[5]

	Portfolio turnover rate	17%	20%	[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Capital U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

	For the year ended		For the eight months ended	For the year ended
	10/31/12	10/31/11[2]	3/31/11	7/31/10	7/31/09	7/31/08

Selected per share data:

Net asset value, beginning of year	$ 14.32	$ 15.33	$13.09	$11.78	$14.24	$16.14

Income from investment operations:
Net investment income[3]	0.22	0.10	0.16	0.22	0.24	0.26
Net realized and unrealized gains (losses) on securities and currency	1.20	(1.02)	2.28	1.30	(2.44)	(1.48)
Total from investment operations	1.42	(0.92)	2.44	1.52	(2.20)	(1.22)

Dividends and distributions:
Dividends from net investment income	(0.17)	(0.09)	(0.20)	(0.21)	(0.26)	(0.30)
Distributions from capital gain	(0.82)	—	—	—	—	(0.38)
Total dividends and distributions	(0.99)	(0.09)	(0.20)	(0.21)	(0.26)	(0.68)

Net asset value, end of year	$ 14.75	$ 14.32	$15.33	$13.09	$11.78	$14.24

Total Return[4]	10.81%	(6.42)%	18.72%	12.91%	(15.29)%	(7.95)%

Net assets, end of year (in millions)	$ 103	$ 74	$86	$75	$79	$108

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.67%	0.67%[5]	1.04%[5]	0.79%	0.74%	0.67%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%[5]	0.75%[5]	0.75%	0.71%	0.62%
Ratio of net investment income to average net assets[4]	1.52%	1.13%[5]	1.67%[5]	1.72%	2.12%	1.67%

Portfolio turnover rate	53%	82%[6]	7%[6]	22%	39%	21%

[1]					Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]					Endowments – Growth and Income Portfolio was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011.
[3]					Based on average shares outstanding.
[4]					Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[5]					Annualized.
[6]					Not annualized for periods of less than one year.

Capital Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

Capital Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Private Client Services Funds (the "Trust") comprising the Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, Capital Core Bond Fund, Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund, including the schedule of investments, as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund for the year ended October 31, 2012 and for the period April 1, 2011 (commencement of operations) to October 31, 2011), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Private Client Services Funds as of October 31, 2012, the results of their operations for the year then ended , the changes in their net assets for each of the two years in the period then ended (as to Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund for the year ended October 31, 2012 and for the period April 1, 2011 (commencement of operations) to October 31, 2011), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 18, 2012

Capital Private Client Services Funds
Tax Information (unaudited)

The Funds hereby designate the following amounts for the Funds’ fiscal year ended October 31, 2012:

Exempt Interest Dividends
Capital Core Municipal Fund	99.97%
Capital Short-Term Municipal Fund	100.00%
Capital California Core Municipal Fund	99.87%
Capital California Short-Term Municipal Fund	100.00%

Qualified Dividend Income (dollars in thousands)
Capital Global Equity Fund	$ 3,684
Capital Non-U.S. Equity Fund	1,990
Capital U.S. Equity Fund	1,825

Capital Non-U.S. Equity Fund designates $2,422 in Foreign Source Income and $181 in Foreign Tax Credit Information.

Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund designate the maximum amount allowable for the corporate dividend received deduction for the fiscal year ended October 31, 2012.

The tax character of distributions paid for the year ended October 31, 2012 were as follows:

Long Term Capital Gain Distributions (dollars in thousands)
Capital California Core Municipal Fund	$ 32
Capital California Short-Term Municipal Fund	1
Capital Core Bond Fund	212
Capital U.S. Equity Fund	3,823

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2013, to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their tax advisers.

Capital Private Client Services Funds
Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 through October 31, 2012).

Actual expenses:

The first line of each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2012	Ending account value 10/31/2012	Expenses paid during period*	Annualized expense ratio
Capital Core Municipal Fund actual return	$ 1,000.00	$1,019.70	$ 2.03	.40%
assumed 5% return	1,000.00	1,023.10	2.03	.40%
Capital Short-Term Municipal Fund actual return	1,000.00	1,008.90	2.02	.40%
assumed 5% return	1,000.00	1,023.10	2.03	.40%
Capital California Core Municipal Fund actual return	1,000.00	1,020.20	2.03	.40%
assumed 5% return	1,000.00	1,023.10	2.03	.40%
Capital California Short-Term Municipal Fund actual return	1,000.00	1,008.40	2.02	.40%
assumed 5% return	1,000.00	1,023.10	2.03	.40%
Capital Core Bond Fund actual return	1,000.00	1,018.80	2.03	.40%
assumed 5% return	1,000.00	1,023.10	2.03	.40%
Capital Global Equity Fund actual return	1,000.00	1,017.30	4.31	.85%
assumed 5% return	1,000.00	1,020.90	4.32	.85%

Capital Non-U.S. Equity Fund actual return	1,000.00	1,017.80	4.31	.85%
assumed 5% return	1,000.00	1,020.90	4.32	.85%
Capital U.S. Equity Fund actual return	1,000.00	1,012.60	3.29	.65%
assumed 5% return	1,000.00	1,021.90	3.30	.65%

* Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Capital Private Client Services Funds
Trustees and other officers
“Independent” Trustees[1]

Name, age and position with funds	Year first elected as a trustee[2]	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
Richard G. Capen, Jr., 78 Trustee	2009	Corporate director and author	8	Capital Emerging Markets Total Opportunities Fund Former director of 16 American Funds portfolios; former director of Carnival Corporation
H. Frederick Christie, 79 Trustee	2009	Private investor	8

Capital Emerging Markets Total Opportunities Fund

Former director of 45 American Funds portfolios; former director of Valero; former director of SouthWest Water Company; former director of AECOM Technology Corporation; former director of DineEquity, Inc.; former director of Ducommun Incorporated

Martin Fenton, 77	2009	Chairman Senior Resource Group LLC (development and management of senior living communities)	8	Capital Emerging Markets Total Opportunities Fund Former director of 47 American Funds portfolios
Richard G. Newman, 78 Trustee	2009	Chairman Emeritus of the Board and Consultant, AECOM Technology Corporation (global engineering, consulting and professional technical services)	8	Capital Emerging Markets Total Opportunities Fund Former director of 15 American Funds portfolios; former director of Sempra Energy; former director of SouthWest Water Company

Capital Private Client Services Funds
Trustees and other officers

“Interested” trustees[5]

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund	Year first elected as a director/officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
Paul F. Roye, 59 Chairman of the Board	2009	Senior Vice President – Fund Business Management Group, Capital Research and Management Company[6]; Director – American Funds Service Company[6]	8	Capital Emerging Markets Total Opportunities Fund

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling Capital Group Private Client Services at 800-421-4996 or by visiting the Funds website at capitalpcsfunds.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

Capital Private Client Services Funds
Trustees and other officers
Other officers

Name, age and position with funds	Year first elected an officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
John B. Emerson, 58 President	2010	Senior Vice President – Capital Guardian Trust Company; Chairman of the Board – Capital Guardian Trust Company, a Nevada Corporation[6]; President – Private Client Services Division, Capital Guardian Trust Company
Shelby Notkin, 71 Senior Vice President	2010	Senior Vice President – Capital Guardian Trust Company; Director – Capital Guardian Trust Company, a Nevada Coorporation6; Chairman of the Board – Private Client Services Division, Capital Guardian Trust Company
John R. Queen, 47 Senior Vice President	2009	Vice President – Capital Guardian Trust Company; Senior Vice President – Private Client Services Division, Capital Guardian Trust Company, Vice President – Fixed Income, Capital Research and Management Company*
Timothy W. McHale, 34 Vice President	2009	Associate Counsel – Fund Business Management Group, Capital Research and Management Company[6], Secretary – American Funds Distributors, Inc.[6]
Courtney R. Taylor, 37 Secretary	2009	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company[6]
Kevin M. Saks, 40 Treasurer	2009	Vice President – Capital Guardian Trust Company; Director – Capital Guardian Trust Company, a Nevada Corporation6; Senior Vice President – Private Client Services Division, Capital Guardian Trust Company
Susan K. Countess, 46 Assistant Secretary	2012	Associate – Fund Business Management Group, Capital Research and Management Company[6]
Susan R. Sunga, 57 Assistant Treasurer	2011	Vice President – Capital Guardian Trust Company; Tax Officer – Capital Guardian Trust Company, a Nevada Corporation6; Senior Manager – Private Client Services Division, Capital Guardian Trust Company

1 The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Capital Private Client Services Funds.

4 This includes all directorships (other than Capital Private Client Services Funds) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.

5 ”Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

6 Company affiliated with Capital Guardian Trust Company.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th floor, Los Angeles, California 90071, Attention: Secretary.

Capital Private Client Services Funds

Offices of the funds Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618	Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626
Offices of the investment adviser Capital Guardian Trust Company 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Private Client Services at
800-421-4996. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2011	$62,180
2012	$8,210

b) Audit-Related Fees:
2011	None
2012	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	16,750
2012	25,125
The tax fees consist of professional services relating to the review of the Registrant’s tax returns.

d) All Other Fees:
2011	None

2012	None
The other fees consist of the review of the N1A annual update.

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
Not Applicable

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: December 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: December 31, 2012

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: December 31, 2012